As filed with the Securities and Exchange Commission on March 28, 2014

File No. 333-185002
File No. 811-22769

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.
Post-Effective Amendment No. 4	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 6	[X]

(Check appropriate box or boxes)

BROADMARK FUNDS
(Exact name of Registrant as Specified in Charter)

300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904
(Address of Principal Executive Office)

415-925-4970
(Registrant's Telephone Number, including Area Code)

Christopher J. Guptill
Broadmark Asset Management LLC
300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904
 (Name and address of agent for Service)

Copies of Communications to:

Paul M. Miller
Seward & Kissel LLP
901 K Street, N.W.
Suite 800
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

[X]	Immediately upon filing pursuant to Rule 485(b).

[ ]	on __________ pursuant to Rule 485(b).

[ ]	on (date) pursuant to Rule 485(a)(1).

[ ]	60 days after filing pursuant to Rule 485 (a)(1).

[ ]	75 days after filing pursuant to Rule 485 (a)(2).

[ ]	on (date) pursuant to Rule 485(a)(2).

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares under the Securities Act of 1933, as amended, pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended. Therefore, no registration fee is due with this filing.

BROADMARK TACTICAL PLUS FUND A series of BROADMARK FUNDS

INVESTOR CLASS (TICKER: BTPNX)
INSTITUTIONAL CLASS (TICKER: BTPIX)

PROSPECTUS
April 1, 2014

This prospectus contains information about the Broadmark Tactical Plus Fund that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference. For questions or for Shareholder Services, please call (877) 742-8061.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Broadmark Tactical Plus Fund (the “Fund”) seeks to produce, in any market environment, above-average risk-adjusted returns and less downside volatility than the S&P 500 Index.

FEES AND EXPENSES OF THE FUND

The following table describes the fees and expenses you may pay if you buy and hold Investor Class shares or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None
Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor Class	Institutional Class
Management Fees	1.15%	1.15%
Distribution (12b-1) Fees	0.25%	0.00%
Shareholder Service Fees	None	0.01%
Other Expenses	73.47%	28.73%
Acquired Fund Fees and Expenses1	0.14%	0.14%
Total Annual Fund Operating Expenses	75.01%	30.03%
Fee Waiver and/or Expense Reimbursement2	(73.03)%	28.40%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.98%	1.63%

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Acquired fund fees and expenses are incurred indirectly by the Fund as a result of its investing in securities issued by one or more investment companies. Please note that the Total Annual Fund Operating Expenses in the table above may not correlate to the Ratio of Expenses to Average Net Assets (which ratio does not include acquired fund fees and expenses) found within the “Financial Highlights” section of this Prospectus.

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The Fund’s investment adviser, Broadmark Asset Management LLC (the “Adviser”), has agreed, pursuant to a written amended and restated expense limitation agreement (the “Expense Limitation Agreement”), to reduce its investment management fees and/or reimburse other expenses of the Fund to the extent necessary to limit the current operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, any acquired funds fees and expenses and any extraordinary expenses, such as litigation or indemnification costs)

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of each class of shares of the Fund to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.84% for Investor Class shares and 1.49% for Institutional Class shares. The Expense Limitation Agreement, currently in effect until April 1, 2015 , may be terminated at any time, and without payment of any penalty, by the Board of Trustees (the “Board of Trustees” or the “Trustees”) of Broadmark Funds (the “Trust”), on behalf of the Fund, upon 60 days' written notice to the Adviser. As described in the Expense Limitation Agreement, for the first, second and third fiscal years following a fiscal year during which the Adviser waived its fee or otherwise limited expenses of the Fund, the Adviser may seek from the Fund reimbursement for such waiver and/or payments by the Adviser that otherwise would have been payable by the Fund, unless such reimbursement would cause the Fund's annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions, acquired funds fees and expenses and extraordinary expenses, such as litigation or indemnification costs) to exceed the stated limitations.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that if the Expense Limitation Agreement is not in effect after April 1, 2015 , the Fund’s expenses thereafter will be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$201	$6,730	$7,317	$7,375
Institutional Class	$166	$4,917	$7,588	$10,204

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells certain securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund's most recent fiscal year, the Fund’s portfolio turnover rate was 1,814% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing primarily in a diversified portfolio of instruments that provide exposure to U.S. and non-U.S. equity securities. These instruments generally include futures and options on securities, securities indices and shares of exchange-traded funds (“ETFs”). The Fund may also invest in equity securities (such as common stocks, preferred stocks and shares of investment companies, including ETFs) of U.S. and non-U.S. issuers in any industry sector and in all market capitalization ranges, including small capitalization stocks, without limitation.

The Fund may hold a substantial portion of its assets in cash and cash equivalents, including money market instruments, commercial paper and short-term securities issued by U.S. and non-U.S. issuers, and in fixed-income instruments of U.S. and non-U.S. issuers that are of investment grade and of any maturity. Such fixed-

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income instruments include corporate bonds, government securities, and bank debt. The Fund may also invest in futures and options on fixed-income instruments, such as futures on government securities.

The Adviser’s investment approach for managing the Fund’s assets focuses on identifying securities and other instruments that the Adviser believes are undervalued, or overvalued, relative to their intrinsic values, and that offer the greatest risk-adjusted potential for returns. In evaluating whether a particular market, sector or industry is undervalued or overvalued, the Adviser considers a variety of factors, including valuation and monetary conditions, investor sentiment and returns over a calendar year or other time period. The Adviser seeks to invest in futures, options and options on futures on indices, equity securities and other instruments in sectors and industries or groups of industries that the Adviser believes are attractive on a relative basis. Consistent with this approach, the Adviser may also sell short options and futures on indices, equity securities and other instruments that it believes are less attractive on a relative basis.

The Fund may also enter into forward foreign currency exchange contracts. For hedging and non-hedging (speculative) purposes, the Fund may also invest in options on foreign currencies, foreign currency futures and options and foreign currency exchange-related securities like foreign currency warrants and other instruments linked to foreign currency exchange rates. The Fund may write (sell) covered and uncovered put and call options, and may purchase put and call options, on securities, securities indices, shares of ETFs and other instruments. In addition, for purposes of adjusting risk and return of its investment positions, the Fund may purchase or write a combination of options (i.e., simultaneously writing call options and purchasing put options).

In addition to purchasing, or taking “long” positions in equity securities, the Fund may employ both leveraged investment techniques (e.g., investments in futures and options) as well as short positions on target securities which allow the Fund a net exposure which can range from 200% net long to 100% net short in its portfolio. For example, if the Fund invests 130% of its net assets in long positions and 30% of its net assets in short positions, the Fund is a “100% net long.” When the Fund’s outstanding short positions equal its net assets, the Fund is “100% net short.” The Fund may employ short positions independently of (and without regard to) its existing long positions and such short positions may not offset, or correlate directly to, long positions.

The percentage of the Fund’s assets held in cash and cash equivalents will fluctuate depending on various factors, including the Adviser’s current assessment of markets, valuation and monetary conditions, investor sentiment, risks and other investment factors, the Fund’s current requirements for liquidity, and the Fund’s need to satisfy margin requirements with respect to its use of derivative instruments.

PRINCIPAL RISKS

You could lose money by investing in the Fund. The Fund’s shares, like other mutual fund shares, are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. There can

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be no assurance that the Fund will achieve its investment objective. The principal risks of investing in the Fund, any one of which could adversely affect the Fund’s net asset value ("NAV") and total return, are set forth below.

Market Risk. The value of securities and other financial instruments may rise or decline due to daily fluctuations in the markets for securities and other financial instruments. Prices of stocks and other instruments change daily as a result of many factors, including developments affecting the condition of individual companies, the sector or industries in which they operate, and the market in general. The price of a security or other instrument may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general market conditions. In declining markets, security prices for all companies or issuers may decline regardless of their long-term prospects, and the Fund’s performance per share will change daily in response to such factors. To the extent that the Fund sells securities short, or engages in a short position, such positions may be affected adversely when prices increase. In addition, simultaneous adverse changes in uncorrelated short and long positions of the Fund increase volatility and the risk of loss to the Fund and its shareholders.

Exchange-Traded Fund Risk. Because the Fund invests in ETFs and in options on ETFs, the Fund is exposed to the risks associated with the securities and other investments held by such ETFs. The value of any investment in an ETF will fluctuate according to the performance of that ETF. In addition, the Fund will indirectly bear a proportionate share of expenses, including any management fees, paid by each ETF in which the Fund invests. Such expenses are in addition to the operating expenses of the Fund, which are borne directly by shareholders of the Fund. Further, individual shares of an ETF may be purchased and sold only on a national securities exchange through a broker-dealer. The price of such shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The market price of an ETF’s shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. The bid-ask spread often increases significantly during times of market disruption, which means that, to the extent that the Fund invests directly in an ETF, the shares of that ETF may trade at a greater discount at a time when the Fund wishes to sell its shares.

Many ETFs have obtained exemptive relief from the SEC permitting unaffiliated funds to invest in shares of the ETF beyond the limitations imposed by the Investment Company Act of 1940, as amended, (the "1940 Act") , subject to certain conditions. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs, and the risks described above may be greater than if the Fund limited its investment in an ETF in accordance with the limitations imposed by the 1940 Act.

Derivative Risk. Investing in derivatives, including futures contracts, options contracts, options on futures contracts, forward currency contracts and swap agreements, involves the risk of sustaining large and sudden losses. The Fund’s use of derivatives may reduce the Fund’s returns and/or increase its volatility, and fluctuations in the value of a derivative may not correlate perfectly with the overall

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securities markets. Derivatives are subject to counterparty risk, which is the risk that the other party to the derivative transaction will default on its contractual obligations. Derivatives are also subject to the risk of greater sensitivity to interest rate changes and market price fluctuations than other securities. In addition, it is possible that a liquid secondary market for derivatives will not exist when the Fund seeks to sell or otherwise close a derivatives position, which could subject the Fund to losses. Losses related to derivatives positions may also result from unanticipated market movements. Such losses are potentially unlimited. The Adviser may not be able to predict correctly the direction of securities prices, interest rates and other economic factors, which could cause the Fund’s derivatives positions to lose value.

The Fund may enter into futures contracts and related options and other commodity interest transactions as permitted under rules promulgated by the Commodity Futures Trading Commission (“CFTC”). The Fund has claimed exclusion under CFTC Rule 4.5 from the definition of the term “commodity pool operator” adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. Currently, the Fund is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. If it were no longer eligible for the Rule 4.5 exclusion, the Fund could be required to register with the CFTC and be subject to CFTC rules and regulations. Such registration and regulation could potentially limit or restrict the Fund’s ability to pursue its investment strategies and/or increase the costs of implementing its strategies.

Short Sale and Short Positions Risk. Selling short securities or engaging in short positions involves unlimited risk, including the possibility that losses to the Fund may exceed the original amount it invested. The Fund may be unable to close out a short position at an opportune time or at an attractive price. Because the Fund must borrow securities to engage in a short sale, the Fund must deliver the securities promptly, either by borrowing from another lender or buying the securities in the open market, if the lender demands that the securities be returned. Because short selling involves leverage, adverse changes in the value of securities sold short could result in losses greater than the proceeds obtained by the Fund in the short sale. In addition, simultaneous adverse changes in uncorrelated short and long positions of the Fund increase volatility and the risk of loss to the Fund and its shareholders.

Borrowing and Leverage Risk. Because borrowing for investment purposes creates leverage, the effect of any increase or decrease in the market price of securities or other financial instruments held in the Fund’s portfolio will be exaggerated with respect to the NAV of the Fund. This, in turn, may cause greater volatility. To the extent that the Fund borrows money, the borrowed amounts will be subject to interest and other costs, such as commitment fees and/or the cost of maintaining minimum average balances. These costs may exceed gain on the instruments purchased with the borrowed funds and reduce the Fund’s total return. Using leverage will adversely affect the Fund’s performance unless the income and capital appreciation, if any, on the instruments acquired with borrowed funds exceed the borrowing costs.

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Hedging Risk. Although hedging activities are generally engaged in to help offset negative movements with respect to an investment, such activities will not always be successful. Moreover, hedging may cause the Fund to lose money and may reduce the opportunity for gain.

Equity Securities Risk. Investing in equity securities includes the risk that the securities selected for investment will not perform as anticipated, and the risk that the markets or sectors in which the Fund invests may experience periods of turbulence and instability. In addition, investing in equities involves the risk that domestic and global economies typically face periods of decline and cyclical change. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, may be attached to or acquired in connection with debt securities. Preferred stock pays dividends at a specified rate and has precedence over common stock as to the payment of dividends. In addition, the value of equity securities may be adversely affected by accounting irregularities, actual or perceived weaknesses in corporate governance practices of a company’s board or management, changes in company management and, with respect to preferred stocks, fluctuations in response to changes in interest rates and the creditworthiness of the issuer.

Small-Cap and Mid-Cap Securities Risk. The Fund may invest in equity securities without regard to capitalization. Investing in securities of small-cap and mid-cap companies involves greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies. Securities of small-cap and mid-cap companies have limited market liquidity, and their prices may be more volatile.

Debt Securities Risk. The debt securities in which the Fund may invest are subject to a variety of risks, including credit risk, interest rate risk, market risk, prepayment risk and extension risk. In addition, these securities are also subject to the risks associated with changes in investor demand and any weakening of a debt security issuer’s financial condition. Certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures.

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Credit Risk. Credit risk involves the risk that an issuer of debt securities may fail to make timely payments of interest or principal, or that a counterparty to a derivative transaction may default on its obligation under the contract. In addition, any change in the financial strength of an issuer or in the rating of a security may affect the security's value. An issuer’s credit quality depends on its ability to pay interest on and repay its debt and other obligations. Defaulted securities (or those expected to default) are subject to the risk that such securities may become subject to a plan of reorganization that can diminish or eliminate their value.

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Interest Rate Risk. Interest rate risk involves the risk that the value of a security will decline because of a change in general interest rates. Investments subject to interest rate risk will usually decrease in value when interest rates rise and rise in value when interest rates decline. Also, securities with long maturities typically experience a more pronounced change in value when interest rates change.

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Prepayment Risk. Prepayment risk is the risk that certain debt securities with high interest rates will be prepaid by the issuer before they mature. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and an investor may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers

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are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment reduces the yield to maturity and the average life of the security.

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Extension Risk. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or obligor) more slowly than anticipated, causing the value of these securities to fall. Rising interest rates tend to extend the duration of securities, making them more sensitive to changes in interest rates. The value of longer-term securities generally changes more in response to changes in interest rates than shorter-term securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Volatility and Creditworthiness Risk. The recent downgrade of the U.S. credit rating may adversely affect Fund performance. In August 2011, Standard & Poor’s Rating Services (“S&P”) downgraded the U.S. government's credit rating from AAA to AA+, and this unprecedented downgrade could lead to subsequent downgrades by S&P or downgrades by other credit rating agencies. These developments, and the government's credit concerns in general, could cause an increase in interest rates and borrowing costs, which may negatively impact both the perception of credit risk associated with the debt securities issued by the U.S. and the country’s ability to access the debt markets on favorable terms. In addition, a decreased credit rating could create broader financial turmoil and uncertainty, which may negatively affect the value of Fund shares or the Fund’s performance.

Non-U.S. Securities and Emerging Market Securities Risk. The Fund may invest directly in foreign (non-U.S.) securities, including securities of issuers located in countries with emerging markets, and may invest in securities with exposure to the returns of an international market. The Fund may also invest in depositary receipts and similar equity securities, corporate debt securities and short-term debt obligations of foreign governments, and other foreign money market instruments. An issuer of a security generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. To the extent that the Fund invests in securities issued by foreign companies, it will be subject to the risks associated with changes in currency rates and exchange control regulations, limited or no uniformity in accounting, auditing, and financial reporting standards pertaining to issuers and foreign service providers, the effect of foreign withholding taxes on dividends and interest (which may reduce the net return to Fund shareholders), the risk of currency value fluctuation, the risk of possible expropriation or confiscation and the risk of political or social instability, each of which could negatively affect the Fund. Investing in foreign securities in countries with newly organized or less developed securities markets typically involves greater risk than investing in securities of issuers in developed countries. Economic structures in emerging market countries are generally less diverse and established

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than those in developed countries. Investments in such countries may be adversely affected by, among other risks, government restrictions on foreign investment, sudden and substantial price declines, potentially smaller securities markets and lower trading volumes, which may cause relative illiquidity and greater volatility than investments in developed countries.

Recent Market Events. The U.S. Government and the Federal Reserve, as well as certain foreign governments and their central banks, have taken various steps designed to support and stabilize credit and financial markets since 2008. Reduction or withdrawal of this support, failure of efforts to stabilize the markets, or investor perception that such efforts are not succeeding could negatively affect financial markets generally, as well as have an adverse impact on the liquidity and value of certain securities. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. For example, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was enacted in the U.S., reflecting a significant revision of the U.S. financial regulatory framework. The Dodd-Frank Act addresses a variety of topics, including, among others, new rules for trading in derivatives; restrictions on banking entities from engaging in proprietary trading of certain instruments; the registration and additional regulation of private fund managers; and new federal requirements for residential mortgage loans. Securities in which the Fund invests, or the issuers of such securities, may be impacted by the Dodd-Frank Act and any related or additional legislation or regulation in unforeseeable ways. The ultimate effect of the Dodd-Frank Act and any related or additional regulation is not yet known. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Cash and Cash Equivalents Risk. It is part of the Fund’s investment strategy to, at times, hold a substantial portion of its assets in cash and/or cash equivalents, including money market instruments. Under certain market conditions, such as during a rising stock market, this strategy could have a negative effect on the Fund’s ability to achieve its investment objective. To the extent that the Fund invests in a money market fund, the Fund will indirectly bear a proportionate share of the money market fund's expenses, in addition to the operating expenses of the Fund, which are borne directly by Fund shareholders.

Management Risk. The Fund is actively managed and could experience losses if the Adviser’s judgment about markets, interest rates or particular investments proves to be incorrect. There can be no guarantee that the Adviser’s investment decisions will produce the desired results. Additionally, the Adviser may be limited by legislative, regulatory, or tax developments in connection with its management of the Fund.

Portfolio Turnover Risk. The Fund may engage in active trading of its portfolio securities to achieve its investment strategies, which may result in an increased portfolio turnover rate. Active trading may involve paying brokerage commissions and other transaction costs and could result in the realization of short-term capital gains. To the extent that the Fund has an increased portfolio turnover rate, the Fund's performance may be affected.

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New Fund Risk. The Fund has a limited operating history. The Fund may not be successful in implementing its investment strategy or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.

PERFORMANCE HISTORY

The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund's performance for the 1-year period ended December 31, 2013 and since the Fund's inception. The table compares the Fund's average annual total returns for the periods indicated to those of a broad-based securities market index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.broadmarkfunds.com or by calling 1-877-742-8061.

Annual Total Returns (years ended December 31)
Investor Class shares

Annual Total Returns Investor Class Shares
Best Quarter:	4th Quarter, 2013	+9.64%
Worst Quarter:	2nd Quarter, 2013	-0.48%

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AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2013)
	1 Year	Since Date of Inception December 31, 2012
Investor Class Shares
Return Before Taxes	18.63%	18.63%
Return After Taxes on Distributions	17.46%	17.46%
Return After Taxes on Distributions and Sale of Fund Shares	10.85%	10.85%
Institutional Class Shares
Return Before Taxes	19.03%	19.03%
Standard & Poor’s 500 Index1 (reflects no deduction for fees, expenses or taxes)	32.39%	32.39%

1
The Standard & Poor's 500 Index (the "S&P 500 Index") is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by maret capitalization. The S&P 500 Index assumes reinvestment of all dividends and distributions. Because indices cannot be invested in directly, the returns of the S&P 500 Index do not reflect a deduction for fees, expenses or taxes.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Investor Class shares only and will vary from the after-tax returns of Institutional Class shares, which have a different expense ratio.

MANAGEMENT OF THE FUND’S PORTFOLIO

Broadmark Asset Management LLC serves as investment adviser to the Fund.

Christopher J. Guptill, Co-Chief Executive Officer and Chief Investment Officer of the Adviser, is the portfolio manager of the Fund. Mr. Guptill has been responsible for the day-to-day management of the Fund's portfolio since the Fund's inception.

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PURCHASE AND SALE OF FUND SHARES

Shareholders may purchase or redeem shares directly from the Fund on any business day (normally any day when the New York Stock Exchange (the “NYSE”) is open) by contacting the Fund by telephone at (877) 742-8061 or in writing at: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

The Fund has authorized certain broker-dealers and other financial intermediaries to accept purchase and redemption orders on the Fund’s behalf. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the intermediary directly.

The minimum initial investment is $4,000 for Investor Class shares and $100,000 for Institutional Class shares, and the minimum subsequent investment for Investor Class Shares is $100. There is no minimum subsequent investment amount for Institutional Class shares. Exceptions to these minimum amounts may apply for certain investors, and the minimum amounts may otherwise be waived or reduced by the Adviser.

TAX INFORMATION

The Fund’s distributions to its shareholders will generally be taxed as ordinary income or capital gains, unless a shareholder has invested through a tax deferred arrangement, such as a 401(k) plan, 403(b) plan or an IRA. Distributions on investments made through tax deferred vehicles, such as 401(k) plans, 403(b) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

PAYMENTS TO FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RISKS AND NON-PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Additional Information about Certain of the Fund’s Principal Investment Strategies, Investments and Risks

General. Through direct investments, and through use of investment instruments, the Fund’s portfolio will be exposed to a variety of equities (such as securities issued by U.S. and non-U.S. companies, including common stock, preferred stock and shares in other investment companies, including ETFs) and debt securities (such as corporate bonds, bank debt and government debt securities issued by U.S. and non-U.S. issuers). Such investments may be made without regard to industry sector or market capitalization. The Adviser will also invest Fund assets in derivatives to gain exposure to these securities. In addition, the Adviser may invest Fund assets in derivative, cash management and other investment instruments to help manage interest rate exposure, hedge the risks of existing positions and protect Fund assets, enhance returns and for temporary cash management or investment transition purposes.

Derivative Instruments. The Fund may use derivative instruments as part of its principal investment strategy and/or for risk management purposes. A derivative is a financial contract, the value of which is derived from or dependent on the value of an underlying asset, reference rate or index. The Fund may invest in futures, options, options on futures, forward currency contracts, swap agreements and similar instruments. The Fund will cover its derivative obligations by segregating liquid assets or covering its obligation with an offsetting position, as determined by the Adviser, in accordance with procedures approved by the Board of Trustees.

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Options and Options on Futures. An option is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date. Investments in options are considered speculative. The Fund may buy and write (sell) covered and uncovered put and call options on futures contracts and securities that are traded on U.S. and foreign securities exchanges and in over-the-counter markets. With respect to its investments in options on securities, the Fund may write and buy options on the same types of securities or instruments that the Fund may purchase directly. It may also utilize options contracts that can be exercised at any time between the time of purchase and the expiration date and options contracts that can be exercised only on the expiration date. With respect to the Fund’s use of put and call options on futures contracts, the Fund is given the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. With all options transactions, securities will be segregated to cover applicable margin or segregation requirements on the contracts. Depending on the pricing of the option compared to either the price of the

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security or futures contract upon which it is based, ownership of the option may or may not be less risky than ownership of the security, futures contract or underlying instrument.

•
Futures. Futures contracts obligate one party to sell, and obligate another party to purchase, a specified asset at a specified price and at a specified time. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit “initial margin” when the contract is entered into. Initial margin deposits are equal to a percentage of the contract’s value, as set by the exchange on which the contract is traded, and will be maintained in cash or certain other liquid assets held by the Fund.

•
Swaps. Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” (i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index). The Fund may enter into interest rate, index, equity, currency exchange rate, total return, commodity and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging (speculative) purposes.

As described above, the Fund’s use of derivatives may involve risks that are different from, or possibly greater than, the risks associated with investing directly in securities. The prices of derivatives are volatile and are influenced by a variety of factors, including actual and anticipated changes in interest rates, fiscal and monetary policies and national and international political events. Derivative prices can diverge from the prices of their underlying instruments for a variety of reasons, including current and anticipated short-term interest rates, changes in volatility of the underlying instrument, the time remaining until expiration of the contract; and daily fluctuations in market liquidity. Derivatives may become illiquid under various market conditions, including a suspension of trading by an exchange, unusual or unforeseen circumstances that interrupt normal exchange operations, equipment failures, government intervention or brokerage firm insolvencies. Moreover, numerous broker-dealers and other financial institutions have recently experienced extreme financial difficulty and instability, sometimes resulting in bankruptcy. Although the Adviser monitors the creditworthiness of the Fund’s derivative counterparties, there can be no assurance that the Fund’s derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. Additional risks of investing in derivatives include the risk of counterparty default, the risk that the transactions may result in losses that offset gains in portfolio positions and the risk that derivatives contain “inherent” leverage, because they may give rise to an obligation on the part of the investor for future payments or liabilities that are greater than the initial margin or premiums required to establish such positions.

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Debt Securities. The Fund may invest debt securities of U.S. and non-U.S. issuers that are of investment grade quality (those rated in the top four categories by S&P, Moody’s Investor Service ("Moody's") or another nationally recognized statistical rating organization (“NRSRO”)) and of any maturity. Such debt securities include corporate bonds (including convertible bonds), money market securities, bank debt, government and agency debt securities, mortgage-backed and other asset-backed securities, short-term debt obligations of foreign governments and foreign money market instruments. Issuers of debt securities typically pay fixed, variable or floating rates of interest, and must repay the borrowed amount upon maturity. Although the Fund may invest in such securities regardless of the maturity, the Fund’s investments in short-term debt obligations of foreign governments will generally have a maturity of no more than six months.

The Fund’s investments in debt securities are subject to a variety of risks, including interest rate risk, credit risk, prepayment risk, extension risk, liquidity risk and bank debt risk. Interest rate risk is the risk that a security’s value will decline because of a change in interest rates, with the value of an investment typically decreasing when interest rates rise. In addition, the values of securities with long maturities tend to be subject to more pronounced changes when interest rates change. The risk of investing in bank debt involves credit risk, interest rate risk, liquidity risk, and the risk that any loan collateral may become impaired or the Fund will receive less than the full value of the loan interests when sold.

Rating agencies may periodically change the rating assigned to a particular security. If a debt security satisfies the Fund’s minimum rating requirement or, if unrated, such security is of at least equivalent investment quality as determined by the Adviser when purchased, a subsequent downgrade does not require the sale of the security, but the Adviser will consider which action is in the best interest of the Fund and its shareholders, including the sale of the security. Using credit agencies to evaluate a fixed-income security involves some risk, as such agencies may, among other things, have conflicts of interest with respect to certain issuers for which they have provided a rating or fail to change credit ratings in a timely fashion to reflect events that have occurred since a security was most recently rated. The Adviser may or may not rely solely on ratings issued by S&P, Moody’s or another NRSRO, and may utilize these ratings in conjunction with the Adviser’s own independent and ongoing credit analysis.

Information about the Fund’s Non-Principal Investment Strategies, Investments and Risks

Depositary Receipts. Depositary receipts, which are securities issued by banks and other financial institutions representing interests in the stocks of foreign companies, include American Depositary Receipts (“ADRs”), European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts, and Brazilian Depositary Receipts. The Fund may invest in sponsored or unsponsored depositary receipts. Depositary receipts may not be denominated in the same currency as the underlying securities into which they may be converted, and the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the U.S. As a result, there may not be a correlation between such information and the market value of the depositary receipts.

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Convertible Securities. Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Convertible securities are generally preferred stocks and other securities, including certain fixed-income securities and warrants, that are convertible into or exercisable for common stock at a stated price. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock.

Political/Economic Risk. Changes in economic and tax policies, high inflation rates, government instability, war or other political or economic actions or factors may have an adverse effect on the Fund’s investments.

Tax-Related Risks. To qualify for favorable tax treatment as a regulated investment company, certain requirements under the Internal Revenue Code of 1986 (the “Code”), including asset diversification and income requirements, must be met. If the Fund were to fail to qualify as a regulated investment company under the Code, the Fund would be liable for federal, and possibly state, corporate taxes on its taxable income and gains. The federal income tax treatment of some of the securities in which the Fund may invest may not be clear or may be subject to recharacterization by the Internal Revenue Service (“IRS”). It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund to comply with such rules.

MANAGEMENT OF THE FUND

INVESTMENT ADVISER

Broadmark Asset Management LLC, the Adviser, is located at 12 East 52nd Street, 3rd Floor, New York, New York 10022 and has an office at 300 Drake's Landing Road, Greenbrae, CA 94904. The Adviser, which registered as an investment adviser with the Securities and Exchange Commission (the “SEC”) in September 2000, provides investment advisory services on a discretionary basis to separately managed accounts, registered investment companies, asset management firms and pooled investment vehicles intended for sophisticated investors and institutional investors. As of February 28, 2014 , the Adviser had approximately $1.8 billion in assets under management.

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Pursuant to an investment management agreement between the Trust, or behalf of the Fund, and the Adviser (the “Investment Management Agreement”), and subject to the general oversight of the Board of Trustees, the Adviser is responsible for, among other things, furnishing the Fund with advice and recommendations with respect to the investment of Fund assets and the purchase and sale of portfolio securities for the Fund, and providing certain operating and administrative services to the Fund. The Adviser is entitled to receive from the Fund an investment management fee at an annual rate of 1.15% of the average daily net assets of the Fund.

A discussion regarding the Trustees' basis for approving the Investment Management Agreement can be found in the Fund's semi-annual report to shareholders for the period ending May 31, 2013. You may obtain a copy of the semi-annual report, free of charge, by contacting the Fund by telephone at (877) 742-8061 or in writing at: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

PORTFOLIO MANAGER

The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill is Co-Chief Executive Officer and has been Chief Investment Officer of the Adviser since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico.

The Fund’s Statement of Additional Information (the “SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

PERFORMANCE OF A FUND SUBSTANTIALLY SIMILAR TO THE FUND

The performance information shown below is the performance of a comparable mutual fund (“Comparable Fund”) for which the Adviser served as sub-adviser, and Mr. Guptill served as portfolio manager from December 31, 2010 through October 31, 2012. In its capacity as sub-adviser , the Adviser maintained full discretionary authority over the selection of investments for the Comparable Fund. Mr. Guptill, portfolio manager of the Fund, was solely responsible for the performance of the Comparable Fund for the periods shown. During such period, December 31, 2010 through October 31, 2012, the Comparable Fund was managed with an investment objective and investment policies and strategies substantially similar to those of the Fund.

The Comparable Fund is a separate fund, and the performance of the Comparable Fund shown below is provided to illustrate the past performance of a substantially similar mutual fund managed by the Adviser and the portfolio manager as measured against a broad-based market index, the S&P 500 Index. The performance information of the Comparable Fund has not been adjusted to reflect the expenses of the Fund, which are lower than the expenses of the Comparable Fund during the period shown. The expense ratio of each class of the Comparable Fund as of October 31, 2012 is shown below.

The following is NOT the Fund’s performance or indicative of the Fund’s future performance.

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Total Returns of Comparable Fund (for the periods shown)
	Period Return				Average Annual Return
	3 Month Period (through 10/31/12)	Year-to-Date (through 10/31/12)	One-Year Period (through 10/31/12)	Calendar Year 2011	Since Inception (12/31/10) through 10/31/12
Investor Class	4.15%	9.57%	4.81%	(3.65)%	3.00%
Institutional Class	4.25%	9.86%	5.19%	(3.29)%	3.36%
S&P 500 Index+	2.96%	14.29%	15.21%	2.11%	8.79%

+
The S&P 500® Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Index results assume the reinvestment of all capital gain and dividend distributions. An investment cannot be made directly into an index.

Comparable Fund Class Inception Dates and Expense Ratios
Share Class	Inception Date	Gross Expense Ratio*	Net Expense Ratio*
Investor	12/31/2010	2.75%	2.34%
Institutional	12/31/2010	2.40%	1.99%

*	As of October 31, 2012

The performance information shown above for the Comparable Fund does not reflect the Adviser’s agreement with the Fund to waive its investment management fees or otherwise reimburse certain Fund operating expenses to limit, until April 1, 2015, total Fund operating expenses (excluding brokerage costs, interest, taxes, dividends or interest on short positions, acquired fund fees and expenses, and extraordinary expenses) of the Investor Class and the Institutional Class to an annual rate (as a percentage of the Fund’s or Class's average daily net assets) of 1.84% and 1.49%, respectively.

BOARD OF TRUSTEES

The Fund is a series of the Trust, an open-end management investment company that was organized as a Delaware statutory trust on November 5, 2012. Each series of the Trust is authorized to offer multiple classes of shares. The Trustees oversee the operations of the Fund and are responsible for the overall management of the Fund’s business affairs.

DISTRIBUTOR

Foreside Fund Services, LLC (the “Distributor”) distributes the shares of the Fund pursuant to a Distribution Agreement with the Trust, on behalf of the Fund. The Distributor offers the Fund's shares on a continuous, best-efforts basis. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or any other service provider to the Fund.

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VALUATION OF SHARES

The price at which shares are purchased or redeemed is based on the Fund’s NAV next calculated after an order is received by the Fund, provided the order is received in Proper Form (defined below). The Fund’s NAV per share is calculated by dividing the value of the Fund’s total assets, less liabilities (including Fund expenses, which are accrued daily), by the total number of outstanding Fund shares. The NAV per share of the Fund is calculated at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on business days that the NYSE is open for business.

The pricing and valuation of portfolio securities is determined in accordance with procedures approved by, and under the direction of, the Board of Trustees. The following is a brief description of the Fund’s pricing policies with respect to certain securities and financial instruments:

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A security listed on an exchange or quoted on a national market system is valued at the last sale price or, if it was not traded during the day, at the most recent bid price. Securities traded only on over-the-counter markets are valued at the last sale price on days when the security is traded; otherwise, they are valued at closing over-the-counter bid prices. If a security is traded on more than one exchange, it is valued at the last sale price on the exchange where it is principally traded.

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Options on securities and options on indexes listed on an exchange are valued at the mean of the closing bid and ask price on the exchange on which they are traded on the day of valuation. Certain investments, including options, may trade in the over-the-counter market and generally will be valued based on quotes received from a third-party pricing service or one or more dealers that make markets in such securities, or at fair value, as discussed below.

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Futures, options on futures and swap contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or over-the-counter market and that are freely transferable will be valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the option is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures, options on futures and swap contracts for which market quotations are readily available will be valued based on quotes received from third-party pricing services or one or more dealers that make markets in such securities. If quotes are not available from a third-party pricing service or one or more dealers, quotes shall be determined based on the fair value of such securities, as discussed below.

•	Short-term obligations (debt securities that mature in less than sixty (60) days) are generally valued at amortized cost.

•
Debt securities (including convertible debt) that have more than sixty (60) days remaining until maturity or that are credit impaired for which market data is readily available will be valued on the basis of the average of the latest bid

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and ask price. Debt securities that mature in less than sixty (60) days and that are not credit impaired are valued at amortized cost if their original maturity was sixty (60) days or less, or by amortizing the value as of the 61st day prior to maturity if their original term to maturity exceeded sixty (60) days. For most debt securities, the Fund receives pricing information from independent pricing vendors (approved by the Board of Trustees) which use multiple valuation techniques to determine market value. In instances where sufficient market activity exists, the independent pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the independent pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value. In the event valuation information is not available from third party pricing vendors for a debt security held by the Fund, such security may be valued by quotations obtained from dealers that make markets in such securities or otherwise determined based on the fair value of such securities, as discussed below. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on fair value more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

•
With respect to any portion of the Fund's assets that are invested in one or more mutual funds, the Fund's NAV is based on the NAV of the other mutual fund and the prospectus for the other mutual fund explains the circumstances under which that fund will use fair value pricing and the effects of fair value pricing.

Fair Valued Securities

Securities for which market quotations are not readily available and securities for which the Fund has reason to believe the market quote should not be relied upon are valued by the Adviser in accordance with procedures approved by the Board of Trustees. Since most of the Fund’s securities are traded on U.S. exchanges, the Adviser does not expect that there would be many times when a fair value determination would be required. Although market price is usually the best indicator of value, if there is very little trading in a security, the Adviser may determine that the reported market price is not an accurate reflection of the security’s value and should not be relied upon. Other times when the Adviser would make a fair value determination would be when trading in a security held by the Fund is halted and not resumed prior to the end of the market close, or if exchanges were required to close before the anticipated end of the trading day. In such cases, the value for a security may be different from most recent quoted market values, which could affect NAV and result in a investor paying a higher or lower price to purchase Fund shares, and a redeeming shareholder receiving less or more than such shareholder would have received, if market quotations had been available and had been used to establish value.

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PURCHASING AND SELLING SHARES OF THE FUND

CHOOSING A SHARE CLASS

The Fund offers two classes of shares: Investor Class shares and Institutional Class shares. Each share class represents an ownership interest in the same investment portfolio as the other class of shares of the Fund. Each class has its own expense structure.

Investor Class shares are subject to a distribution plan that, pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to pay distribution fees of up to 0.25% per year to those intermediaries offering Investor Class shares (the “12b-1 Plan”). Investor Class shares are also subject to shareholder service fees of up to 0.15%. Institutional Class shares are available without a Rule 12b-1 fee to those investors eligible to purchase such shares. Institutional Class shares are subject to shareholder service fees of up to 0.05%. Neither class is subject to a sales charge or redemption fee.

When you choose your class of shares, you should consider the size of your investment and how long you plan to hold your shares. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals. If you qualify to purchase Institutional Class shares, you should purchase them rather than the Investor Class shares because the Investor Class shares have higher expenses than the Institutional Class shares. Although each class invests in the same portfolio of securities, the returns for each class will differ because each class is subject to different expenses.

PURCHASING SHARES

Opening an Account

To purchase shares directly from the Fund, an investor must complete and sign an Account Application. There are specific Account Applications required for new IRA accounts, Roth IRA accounts, and transfers of IRA accounts from other custodians. Please call Shareholder Services at (877) 742-8061 to obtain the correct Account Application or if you have any questions about the Fund or need assistance with your Account Application. Account Applications are also available on the Fund's website at www.broadmarkfunds.com.

Generally, the following information is required for each person opening a new account: (i) account holder’s name; (ii) account holder’s date of birth (for individuals); (iii) account holder’s residential or business street address in the U.S. (P.O. Boxes are permitted for mailing only); and (iv) Social Security number or taxpayer identification number of account holder. An investor may also be asked to present a copy of his or her driver’s license, passport or other identifying document in order to verify the investor’s identity. The Fund may need to verify an investor’s identity by cross-referencing the identification information provided with a consumer report or other electronic database. Certain types of investors, such as trusts, corporations, associations or partnerships, may be required to furnish additional documents when

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they open an account. These documents may include corporate resolutions, trust and partnership documents, trading authorizations, powers of attorney, or other documents.

The Fund will not open a new account for any investor unless the Fund receives the minimum identifying information listed above. The Fund reserves the right to reject any application for any reason and to close an account within five business days of a request for more information about an investor if clarifying information/documentation is not received. After an account is opened, the Fund may limit an investor’s ability to purchase additional shares of the Fund until the investor’s identity is verified. The Fund may close an investor’s account or take other appropriate action if the Fund or the Adviser is unable to verify the investor’s identity within a reasonable time. If an account is closed for this reason, the shares held by such investor will be redeemed at the NAV next calculated after the account is closed.

Neither the Fund nor any of its agents will be responsible for any loss in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

Unless specified differently, accounts with two or more owners will be registered as joint tenants with rights of survivorship. To make any ownership change to a joint account, all owners must agree in writing, regardless of the law in your state.

Important Information About Procedures For Opening A New Account
The Trust has established an Anti-Money Laundering Compliance Program (“AML Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (the “USA PATRIOT Act”). To ensure compliance with this law, the AML Program provides for, among other things, the development of internal practices, procedures and controls and the designation of an anti-money laundering compliance officer (the “Anti-Money Laundering Compliance Officer”). In compliance with the USA PATRIOT Act, the Fund’s transfer agent (the “Transfer Agent”) will verify certain information on an Account Application. You must supply your full name, date of birth, Social Security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted. Please contact Shareholder Services at (877) 742-8061 if you need additional assistance when completing your Account Application.

Purchase Procedures

The minimum initial investment is $4,000 for Investor Class shares and $100,000 for Institutional Class shares, and the minimum subsequent investment amount is $100 for Investor Class Shares. There is no minimum subsequent investment amount for Institutional Class shares. Exceptions to these minimum amounts may apply for certain investors, and the minimum amounts may otherwise be waived or reduced by the Adviser. The Fund may also reduce or waive the minimum

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investment requirements for Institutional Class shares under certain circumstances and conditions, including, without limitation, shares purchased by officers, directors, trustees, and employees of the Trust, the Adviser and their respective affiliates.

All investments must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000 or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to fifteen (15) calendar days from the date of purchase. If an order to purchase shares is canceled because a shareholder’s check does not clear, the shareholder will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

Each purchase order will be effected at the NAV per share of the Fund that is next calculated after the purchase request is received in Proper Form. Purchase orders received by the Transfer Agent or an authorized financial intermediary before the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on that day. Purchase orders received by the Transfer Agent or an authorized financial intermediary after the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on the next business day. Purchase orders must be received in Proper Form by the Transfer Agent or an authorized financial intermediary.

A purchase order is considered to be in “Proper Form” if the request includes: (i) the name of the Fund; (ii) the amount the investor wishes to invest; (iii) the name in which the investor’s account is to be registered (or, in the case of subsequent investments, the investor’s account number); and (iv) payment in full of the purchase amount.

The Fund reserves the right to reject, in its sole discretion, any purchase order for any reason. In addition, the Fund reserves the right to cease offering its shares or a class thereof at any time and for any reason.

Purchases of Fund shares may be made through certain financial intermediaries that are authorized to receive purchase orders in accordance with the Fund’s procedures and standards. Financial intermediaries may charge fees for facilitating the purchase of Fund shares, and purchases of Fund shares through financial intermediaries may be subject to higher investment minimums.

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Initial Investment

Fund shares may be purchased by mailing a completed and signed Account Application, along with a check payable to the Fund, to the Transfer Agent at the following address: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

Please indicate the class of shares in which you want to invest.

Purchasing Shares by Wire Transfer

Prior to sending wire transfers, you must contact Shareholder Services at (877) 742-8061 for specific wiring instructions and to facilitate prompt and accurate credit upon receipt of your wire. The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in Proper Form and that your account is credited in a timely fashion. Failure to notify the Transfer Agent prior to sending a wire transfer may result in a delay in purchasing shares of the Fund. An order is not considered received by the Fund until advance notification is provided to the Transfer Agent and the wire payment is received by the Fund's custodian.

The Transfer Agent must have received your completed and signed Account Application with respect to your initial investment before you may wire funds for the investment. If you intend to wire funds the same day that you open your account, the Fund may, in its discretion, accept a fax copy of the Account Application, but the Transfer Agent will still require the original Account Application. After the Transfer Agent receives your completed and signed Account Application, you will be given an account number for all subsequent wire transfers. Please ensure that your bank receives this account number as part of your wiring instructions.

Wired funds must be received prior to the close of regular trading on the NYSE to be eligible for same day pricing. The Fund and its service providers are not responsible for any consequences of delays resulting from the banking or Federal Reserve wire systems, or from incomplete wiring instructions.

For more details on wiring instructions, please call (877) 742-8061. Please note that most banks charge fees when sending wires.

Adding to an Account

To make additional purchases of Fund shares, please send (i) a check, payable to the Fund and listing your Fund account number, for the additional investment amount, and (ii) a brief letter stating the name on your account and your Fund account number, to the Transfer Agent at: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

BUYING OR SELLING SHARES THROUGH FINANCIAL INTERMEDIARIES

You may purchase Fund shares through an authorized financial intermediary (such as a financial planner, adviser or a broker-dealer). The financial intermediary is authorized to designate other intermediaries to receive purchase or redemption orders on the Fund's behalf. The financial intermediary must receive the purchase or sell order before the close of trading on the NYSE on any given day to effect a

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purchase or redemption of Fund shares on that day. The Fund will be deemed to have received an order that is in Proper Form at the time that the order is received by an authorized financial intermediary on a business day, and the order will be priced at the NAV per share that is next calculated after such receipt.

Financial intermediaries are responsible for transmitting all purchase and redemption requests, investment information, documentation and money to the Fund on a timely basis. The Fund is not responsible for ensuring that a financial intermediary carries out any of its obligations with respect to an order to purchase or redeem Fund shares. Financial intermediaries may charge additional transaction fees for their services. You should consult with the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Fund.

REDEEMING SHARES

Full and fractional shares of the Fund may be redeemed for cash at the NAV that is next determined after a completed redemption request is received in Proper Form. A redemption order is considered to be in “Proper Form” if the request includes: (i) the name of the Fund; (ii) the dollar amount or number of shares the investor wishes to redeem; (iii) the investor’s account number; (iv) the investor’s address; and (v) the signature of an authorized signer. The Transfer Agent may require that you provide additional documentation or information, such as corporate resolutions or powers of attorney, if applicable. In the event of any redemption from a retirement account, the Fund or the Transfer Agent will require that the appropriate distribution form be completed and that employer authorization be provided, if applicable.

Redemption requests will be effected at the NAV per share of the Fund that is next determined after the redemption request is received in Proper Form. Any redemption request received by the Transfer Agent or another authorized agent of the Fund before the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on that day. Any redemption request received by the Transfer Agent or other authorized agent of the Fund after the close of the NYSE on any business day will be effected at the NAV per share of the Fund determined on the next business day.

Redeeming Shares by Mail. To redeem shares by mail, please give instructions specifying the name of the Fund and number of shares to be redeemed to: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707.

Your instructions must be signed by all registered owners exactly as the account is registered.

Redeeming Shares by Telephone. If the value of the shares for which you submit a redemption request is under $50,000, you may call the Transfer Agent to redeem your shares over the telephone or to inquire about redeeming shares via facsimile. The Fund is not responsible, and will not be liable, for following telephone instructions reasonably believed to be genuine. During drastic economic and market changes, telephone redemption privileges may not be available or may be difficult to implement.

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Redeeming through Financial Intermediaries. You may redeem shares through certain financial intermediaries that have been authorized by the Fund to receive redemption requests in accordance with the procedures and standards described above.

RECEIVING ORDERS

Orders to purchase or redeem Fund shares may be sent by mail to: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Mail is retrieved from this P.O. Box on every business day between 7:30 a.m. and 9:30 a.m. Eastern Time, and each piece of mail retrieved is opened, time-stamped and processed that same day. For any order to purchase or redeem Fund shares, the NAV is calculated at the end of the day that the mail is retrieved.

SIGNATURE GUARANTEES

Signature guarantees may be required to help protect against fraud, to redeem corporate, partnership or fiduciary accounts, or for certain types of transfer requests or account registration changes. Signature guarantees may also be required for redemptions of shares with an aggregate value of $50,000 or more, if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or for any redemption request in which redemption proceeds are to be mailed to an address other than that of record. If the name(s) or the address on your account has changed within the previous fifteen (15) days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the STAMP Medallion program sponsored by the Securities Transfer Association. Signature guarantees from financial institutions which do not participate in the STAMP Medallion program will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. Each of the Fund and the Transfer Agent reserve the right to amend these standards at any time without notice. Please contact Shareholder Services at (877) 742-8061 with any questions about obtaining a signature guarantee.

REDEMPTION PROCEEDS AND PAYMENT

Payment for shares redeemed will generally be made within seven (7) calendar days after receipt of a redemption request in Proper Form. However, payment may be delayed under unusual circumstances or for any shares purchased by check for a reasonable time (not to exceed fifteen (15) days from purchase) necessary to determine that the purchase check will be honored.

The Fund may, from time to time, be requested to redeem shares for which it has not yet received good payment. If this is the case, the forwarding of proceeds may be delayed until payment has been collected for the purchase of the shares. The delay may last up to fifteen (15) calendar days. The Fund intends to forward the

27

redemption proceeds as soon as good payment for purchase orders has been received. This delay may be avoided if shares are purchased by wire or Automated Clearing House (ACH) transfer.

The Fund reserves the right to satisfy, in whole or in part, any redemption request by making payment in portfolio securities. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the Fund’s NAV per share. Shareholders receiving portfolio securities may incur brokerage costs when the securities are sold and their value may have increased or decreased prior to completion of the transaction.

Authorized financial intermediaries are responsible for the timely transmittal of redemption requests by their customers to the Transfer Agent. In order to facilitate the timely transmittal of redemption requests, such authorized financial intermediaries may set times by which they must receive redemption requests. These authorized financial intermediaries may also require additional documentation from you. If you redeem shares through a financial intermediary, you may be charged a fee by the financial intermediary.

Under unusual circumstances, redemption requests or payments may be postponed or suspended as permitted under Section 22(e) of the 1940 Act. Generally, under Section 22(e) of the 1940 Act, redemption requests or payments may be postponed or suspended if (i) the NYSE is closed for trading or trading is restricted; (ii) an emergency exists which makes the disposal of securities owned by the Fund or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (iii) the SEC, by order, permits the suspension of the right of redemption.

EXCHANGE PRIVILEGES

The Trust may offer shares of multiple series. To the extent that more than one series of the Trust offers shares, subject to meeting the applicable minimum investment requirements, shares of the Fund may generally be exchanged for shares of another series of the Trust. Before making any exchange, be sure to review this prospectus closely and consider the differences between the Fund and the series in which you wish to invest by exchanging such shares (each of the Fund and such other series, a “Broadmark Fund”). Please note that because an exchange is the redemption of shares from one fund followed by the purchase of shares in another fund, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless your account is tax deferred).

Any exchange will be effected at each applicable Broadmark Fund's NAV per share next determined after receipt of an exchange request in Proper Form. Exchange requests received by the Transfer Agent or appropriate financial intermediary (i) before the close of the NYSE on any business day will be effected at the Broadmark Fund's NAV per share determined on that day, or (ii) after the close of the NYSE on any business day will be effected at the Broadmark Fund's NAV per share determined on the next business day.

Each Broadmark Fund reserves the right to reject any exchange request or to modify or terminate exchange privileges. The exchange privilege may not be used for short-term or excessive trading or trading strategies harmful to the Broadmark Funds.

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CONVERSION FEATURES

If the current market value of a shareholder’s Investor Class shares is at least $100,000, the shareholder may elect to convert such Investor Class shares to Institutional Class shares on the basis of relative NAVs. Upon such a conversion, the shareholder will be subject to the policies and procedures for Institutional Class shares. Converting from Investor Class shares to Institutional Class shares may not be available at certain financial intermediaries, or your financial intermediary may charge additional fees for this conversion. Because the NAV of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, a shareholder may receive more or fewer Institutional Class shares than the number of Investor Class shares converted, even though the total dollar value will be the same.

Holders of Investor Class shares may convert their Investor Class shares for Institutional Class shares provided that the shareholders : (i) hold their shares through an institution that has a valid Institutional Class sales agreement with the Fund or the Distributor or any of their respective affiliates authorizing such a conversion; and (ii) are eligible to invest in Institutional Class shares in accordance with the criteria set forth in this prospectus. The Fund may accept or reject any conversion in its discretion. For federal income tax purposes, a conversion of Fund shares generally will not result in the recognition by the investor of a capital gain or loss. However, investors should consult their own tax or legal advisor to discuss their particular circumstances. Investor Class shareholders should contact their financial institution for information on the availability of Institutional Class shares, and should read and consider the Institutional Class shares information in the prospectus before requesting any such conversion.

If an Institutional Class share account falls below the stated investment minimum of $100,000 as a result of selling shares, the Fund reserves the right to give the shareholder 30 days’ written notice to make additional investments so that the account balance is at least $100,000. In the event that additional investments are not made, the Fund may convert the shareholder’s Institutional Class shares to Investor Class shares. Consequently, the account will be subject to the expenses, policies and procedures of Investor Class shares. Any such conversion will occur at the relative NAVs of the two share classes. Because the NAV of the Institutional Class shares may be higher or lower than that of the Investor Class shares at the time of conversion, the shareholder may receive more or fewer Investor Class shares than the number of Institutional Class shares that were converted, even though the total dollar value will be the same.

SMALL ACCOUNTS

The Fund reserves the right to redeem involuntarily any account having a value of less than $4,000 with respect to Investor Class shares and $50,000 with respect to Institutional Class shares (due to redemptions, exchanges, or transfers, and not due to market action) upon 30 days’ prior written notice. If the shareholder increases the value of the account to the required minimum by the end of the notice period, the account will not be redeemed. Redemptions from retirement accounts may be subject to federal income tax. Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.

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ANTI-MONEY LAUNDERING PROGRAM

As noted above, the Trust has adopted the AML Program which was designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. Under the AML Program, coins, currency, money orders or monetary instruments may not be accepted for the purchase of Fund shares or for the payment of other accounts receivable by the Trust. Checks will only be accepted in the amount of the requested purchase. The Anti-Money Laundering Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the AML Program. Compliance officers at certain Fund service providers are also responsible for monitoring the AML Program. The AML Program is subject to the continuing oversight of the Trustees.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Fund does not accommodate short-term or excessive trading (“Frequent Trading”), including market timing, that interferes with the efficient management of the Fund, significantly increases transaction costs or taxes, or may harm the Fund’s performance. Frequent Trading of Fund shares may present a number of risks to other shareholders of the Fund, including dilution in the value of shares of the Fund held by long-term shareholders and increased brokerage and administration costs. The Fund could face losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Fund.

A portion of the Fund’s portfolio may be allocated to investments in foreign securities. This allocation may cause the Fund to be susceptible to short-term trading strategies because foreign securities are typically traded on markets that close before the time that the Fund calculates its NAV, giving rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in the prices of Fund shares that are based on closing prices of foreign securities established before the Fund calculates its own share price. The Fund’s fair value pricing procedures are intended to result in adjustments to closing market prices of foreign securities that reflect what is believed to be the fair value of those securities at the time the Fund calculates its NAV. The Fund expects, but there can be no guarantee, that the use of fair value pricing and the policies and procedures described below will inhibit a shareholder’s ability to engage in strategies that are detrimental to other Fund shareholders.

Because of operational systems and technological limitations, the Fund may have a limited ability to detect and curtail Frequent Trading. In addition, the Fund is currently unable to directly monitor the trading activity of beneficial owners of the Fund shares holding those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity

30

of a particular customer being known to the Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply policies and procedures adopted by the Fund to detect and deter Frequent Trading. Although it attempts to do so, the Fund cannot assure that these policies will be enforced by such intermediaries with regard to Fund shares held through such omnibus arrangements.

The Fund has adopted policies and procedures (the “Frequent Trading Policy”) with respect to Frequent Trading. Under the Frequent Trading Policy, the Fund will rely on the Chief Compliance Officer of the Trust to work in conjunction with the Transfer Agent (or another Fund agent) to monitor trading patterns that may constitute abusive trading activities. The Chief Compliance Officer will make the final determination regarding whether a particular trading pattern constitutes Frequent Trading. If the Chief Compliance Officer determines that Frequent Trading has occurred, future purchases may be restricted or prohibited. However, sales of Fund shares back to the Fund or redemptions will continue as permitted by the terms disclosed in this prospectus. Pursuant to the Frequent Trading Policy, in the event that an investor has engaged in any exchange or redemption out of the Fund within 30 calendar days from the last purchase or exchange into the Fund, the Fund is authorized to block that investor from making any additional purchases in the Fund for 90 calendar days or longer. In addition, the Fund reserves the right to take other actions necessary to stop Frequent Trading, including closing an account to new purchases believed to be held by or for a market timer. The Frequent Trading Policy involves judgments that are inherently subjective. The Fund and the Chief Compliance Officer will seek to make these judgments in a manner that they believe is consistent with the interests of Fund shareholders. In applying the Frequent Trading Policy, the Chief Compliance Officer may consider, to the extent that such information is available, an investor’s trading history in the Fund and the trading practices in a single account or multiple accounts under common ownership, influence or control. In the event that, pursuant to the Frequent Trading Policy, a shareholder has been identified by the Fund as engaging in prohibited frequent trading of Fund shares and the Fund intends to restrict such shareholder’s ability to make future purchase transactions, the Fund will notify the shareholder in advance of taking any such restrictive action.

The policy will not apply if it is determined that a purchase and redemption pattern does not constitute Frequent Trading activity, such as inadvertent errors that result in frequent purchases and redemptions. Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where an investor unintentionally or mistakenly invests in the Fund and redeems immediately after recognizing the error). The investor shall have the burden of proving to the sole satisfaction of the Fund that a frequent purchase and redemption pattern was a result of an inadvertent error. In such a case, the Fund may choose to accept further purchase and/or exchange orders from such investor account.

COMPENSATION FOR DISTRIBUTION AND SHAREHOLDER SERVICES

Pursuant to the 12b-1 Plan, the Fund may pay a fee to one or more persons or entities, including affiliates of the Fund, the Adviser and/or the Distributor, for rendering distribution services, and for bearing any related expenses, with respect

31

to the Investor Class shares of the Fund. The aggregate fee amount will not exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares. Additional information about distribution service payments is in the SAI. You should ask your financial advisor for information about any payments it may receive in connection with the Fund, any services it provides to the Fund and any fees and/or commissions the financial advisor charges.

The Fund has also adopted a shareholder services plan, pursuant to which the Fund is authorized to pay third-party service providers for non-distribution related services. These payments, which are calculated daily and paid monthly, may not exceed the annual rate of 0.15% with respect to Investor Class shares and 0.05% with respect to Institutional Class shares.

Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

OTHER IMPORTANT INVESTMENT INFORMATION

DIVIDENDS, DISTRIBUTIONS AND TAXES

The following information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Fund.

The Fund typically distributes its net income and capital gains one time during each calendar year, usually in December. For the convenience of investors, the Fund reinvests all income dividends and capital gains distributions in full and fractional shares of the Fund, unless the shareholder has given prior written notice to the Transfer Agent that the payment should be made in cash.

Although the Fund will not be taxed on amounts it distributes, shareholders will generally be taxed on distributions paid by the Fund, regardless of whether distributions are paid by the Fund in cash or are reinvested in additional Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares may be treated as a sale and any gain may be subject to tax.

As with all mutual funds, the Fund may be required to withhold U.S. federal income tax for all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Backup withholding, currently set at 28%, is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against a shareholder’s U.S. federal income tax liability.

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Shareholders should consult with their own tax advisors to ensure distributions and sale of Fund shares are treated appropriately on their income tax returns.

As of January 1, 2012, federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the mutual funds are sold. Covered shares are any fund and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Fund has chosen average cost basis as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. You may choose a method other than the Fund's standing method at the time of your purchase or upon the sale of covered shares. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of the shares of the Fund. Shareholders should consult their own tax advisors to determine the tax consequences of owning Fund shares.

ELECTRONIC DELIVERY OF DOCUMENTS

Electronic copies of account statements and confirmations, prospectuses, privacy notices, and annual and semi-annual reports will be available upon request and without charge by calling (877) 742-8061. Shareholders can sign up for electronic delivery of such documents by enrolling in the Fund's electronic delivery program. To enroll, please contact the Fund at (877) 742-8061.

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CODES OF ETHICS

The Board of Trustees has approved the Codes of Ethics (“Codes”) of the Trust and the Adviser concerning the trading activities of certain personnel. The Chief Compliance Officer is responsible for administering the implementation of the Trust’s Code. The Codes govern investment personnel who may have knowledge of the investment activities of the Fund. The Codes require these investment personnel to file regular reports concerning their personal securities transactions and prohibit certain activities that might result in harm to the Fund.

IDENTITY THEFT PROCEDURES

The Board of Trustees has approved procedures designed to prevent and detect identity theft. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the Transfer Agent, subject to the oversight and supervision of the Board of Trustees.

PROXY VOTING POLICIES AND PROCEDURES

It is the policy of the Trust to delegate the responsibility for voting proxies that are received with respect to securities held by the Fund to the Adviser. Pursuant to this policy, the Adviser is responsible for voting all such proxies in accordance with the Adviser’s proxy voting policies and procedures, which are described in the SAI. The SAI is available upon request and without charge by calling (877) 742-8061. Information regarding how proxies related to the Fund’s portfolio holdings were voted during the 12-month period ending June 30th is available, without charge, upon request by calling (877) 742-8061, and on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has established a policy with respect to the disclosure of Fund portfolio holdings. A description of this policy is provided in the SAI.

HOUSEHOLDING

To control costs associated with mailings on behalf of the Fund, the Fund may send only one copy of a prospectus, shareholder report or other shareholder communication to each household address that it has on record for shareholders living in the same home. This process, known as “householding,” does not apply to account statements, confirmations or personal tax information. If you do not wish to participate in householding, or wish to discontinue householding at any time, call (877) 742-8061. The Fund will resume separate mailings to you within 30 days of your request.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Fund's financial performance for the period from commencement of operations (December 31, 2012) through its fiscal year ended November 30, 2013. Certain information reflects financial results for a single Fund share. The total returns in the tables represents the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BBD, LLP, the Fund's independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request.

Per Share Data for a Share Outstanding Throughout the Period - Investor Class
	Period Ended November 30, 2013(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.04)
Net realized and unrealized gains on investments	1.66
Total from investment operations	1.62

Net asset value at end of period	$11.62

Total return (b)	16.20%	(c)

Net assets at end of period	$213,118

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	74.87%	(e)

Ratio of net expenses to average net assets (d) (f)	1.84%	(e)

Ratio of net investment loss to average net assets (d) (f) (g)	(1.16%	)(e)

Portfolio turnover rate	1,814%	(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Does not include expenses from investment companies in which the Fund invests.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

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Per Share Data for a Share Outstanding Throughout the Period - Institutional Class
	Period Ended November 30, 2013(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	1.67
Total from investment operations	1.66

Net asset value at end of period	$11.66

Total return (b)	16.60%	(c)

Net assets at end of period	$9,788,917

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	29.89%	(e)

Ratio of net expenses to average net assets (d) (f)	1.49%	(e)

Ratio of net investment loss to average net assets (d) (f) (g)	(0.74%	)(e)

Portfolio turnover rate	1,814%	(c)

(a)	Represents the period from the commencement of operations (December 31, 2012) through November 30, 2013.

(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Had the Adviser not reduced its fees and reimbursed expenses, the total return would have been lower.

(c)	Not annualized.

(d)	Does not include expenses from investment companies in which the Fund invests.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and expense reimbursements.

(g)	The recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

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ADDITIONAL INFORMATION

Additional information about the Fund is available in the SAI, which is incorporated by reference into this prospectus. Additional information about the Fund’s investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report includes a discussion of market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The SAI and the annual and semi-annual reports are available, free of charge, upon request by contacting the Fund (you may also request other information about the Fund or make shareholder inquiries) as follows:

By telephone:
(877) 742-8061

By mail:
Broadmark Tactical Plus Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

This Prospectus, the SAI and the most recent shareholder reports are also available without charge on the Fund's website at www.broadmarkfunds.com.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC’s website (www.sec.gov). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC’s Public Reference Section, Washington, DC 20549-1520.

Investment Company Act file number 811-22769

STATEMENT OF ADDITIONAL INFORMATION

April 1, 2014

Broadmark Tactical Plus Fund

Investor Class (Ticker: BTPNX)	Institutional Class (Ticker: BTPIX)

a series of

Broadmark Funds
300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904

Managed by
Broadmark Asset Management LLC

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the current prospectus, dated April 1, 2014 (the “Prospectus”), of Broadmark Tactical Plus Fund, a separate series of Broadmark Funds, as the Prospectus may be revised from time to time. No investment in shares of the Fund should be made solely upon the information contained herein. To obtain a copy of the Prospectus, please visit the Fund’s website at www.broadmarkfunds.com, call (877) 742-8061 or write to the Fund at: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio  45246-0707.

TABLE OF CONTENTS

Page

THE TRUST	1
INVESTMENT RESTRICTIONS	1
ADDITIONAL INVESTMENT STRATEGIES, INVESTMENT TECHNIQUES AND RISKS	3
PORTFOLIO TURNOVER	15
MANAGEMENT OF THE FUND	15
DESCRIPTION OF THE TRUST	23
PRINCIPAL HOLDERS OF SHARES	24
PURCHASING AND SELLING SHARES	25
PORTFOLIO TRANSACTIONS AND BROKERAGE	26
TAXATION	27
CODE OF ETHICS	34
PROXY VOTING POLICIES AND PROCEDURES	34
DISCLOSURE OF PORTFOLIO HOLDINGS	36
FINANCIAL STATEMENTS	37
APPENDIX A RATINGS OF LONG-TERM CORPORATE DEBT SECURITIES AND LONG-TERM U.S. GOVERNMENT SECURITIES	38

ii

THE TRUST

Broadmark Funds (the “Trust”) was organized as a Delaware statutory trust on November 5, 2012 and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Broadmark Tactical Plus Fund (the “Fund”) is a diversified series of the Trust. The Fund offers two classes of shares: Investor Class shares and Institutional Class shares.

Broadmark Asset Management LLC (the “Adviser” or “Broadmark”), a Delaware limited liability company, serves as investment adviser to the Fund.  Under its investment management agreement with the Trust, the Adviser conducts the management and investment program of the Fund under the supervision of the Board of Trustees of the Trust (the “Board” or the “Trustees”).

INVESTMENT RESTRICTIONS

Investment Restrictions

The investment restrictions set forth below as fundamental may not be changed without approval by the holders of a majority of the Fund’s outstanding voting securities.  A majority of the Fund’s outstanding voting securities means the lesser of (i) 67% or more of the voting securities of the Fund present at a meeting at which more than 50% of the outstanding voting securities are present in person or by proxy, and (ii) more than 50% of the outstanding voting securities of the Fund.

Fundamental Investment Restrictions of the Fund

If a percentage restriction on investment or use of assets set forth below is adhered to at the time a transaction is effected, except with respect to the Fund’s restriction on borrowing, later changes will not be considered a violation of the restriction, except that the Fund will take reasonably practicable steps to attempt to continuously monitor and comply with its liquidity standards.  Also, if the Fund receives subscription rights to purchase securities of an issuer whose securities the Fund holds, and if the Fund exercises such subscription rights at a time when the Fund’s portfolio holdings of securities of that issuer would otherwise exceed a limit, it will not constitute a violation if, prior to the receipt of the securities from the exercise of such rights, and after announcement of such rights, the Fund sells at least as many securities of the same class and value as it would receive on exercise of such rights.

As a matter of fundamental policy:

(1)
With respect to 75% of its total assets, the Fund may not purchase any security (other than U.S. government securities or securities of other investment companies) if, as a result: (i) more than 5% of the Fund’s total assets immediately after and as the result of such purchase would be invested in the securities of any one issuer; or (ii) purchase more than 10% of the outstanding voting securities of a single issuer. Changes in the market value of the Fund’s assets after the time of purchase do not affect the aforementioned calculations.

(2)
The Fund may not purchase the securities of any issuer (other than U.S. government securities or securities of other investment companies) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of issuers whose principal business activities are in the same industry or group of industries. With respect to the Fund’s investment in an exchange-traded fund (“ETF”), the Fund will look through each ETF to the issuer of the securities held by the ETF, as if the Fund had invested in those securities directly. Similarly, with respect to the Fund’s investment in swap agreements (other than credit default swap agreements), the Fund will look through each swap agreement to the reference issuers that constitute the swap agreement’s reference investment, as if the Fund had invested directly in those issuers in the same proportion to which each issue contributes to the reference investment.

(3)
The Fund may not issue senior securities or borrow money, except to the extent permitted by the 1940 Act. For purposes of this restriction, the entering into of options, short sales, futures, forwards and other investment techniques or derivatives contracts, and collateral and margin arrangements with respect to such transactions, are not deemed to include the borrowing or the issuance of senior securities provided such transactions are “covered” in accordance with procedures established by the Board of Trustees and applicable regulatory guidance.

(4)
The Fund may not purchase or sell commodities or commodities contracts, except that the Fund may engage in futures, options, and other derivative transactions with respect to securities, futures, indexes, currencies, interest rates, and other financial instruments, as described in the Prospectus or SAI.

(5)	The Fund may not make loans, except to the extent permitted under the 1940 Act and the rules promulgated thereunder, as may be amended from time to time.

(6)
The Fund may not underwrite the securities of other issuers, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities or in connection with the investment in other investment companies.

(7)
The Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate (e.g., real estate investment trusts (“REITs”)) or securities of companies engaged in the real estate business).

Restriction (1) is intended to convey the portfolio requirements of a diversified company under Section 5(b) of the 1940 Act.

Other Investment Restrictions

In addition to the fundamental investment restrictions listed above, the Fund has also adopted non-fundamental investment restrictions, which are set forth in the Prospectus and the SAI. The non-fundamental restrictions may be changed by the Board, without shareholder approval.

The Fund will not invest in securities of other registered investment companies in reliance on subparagraphs (F) or (G) of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, absent any specific exemptive relief, the Fund may not: (i) acquire more than 3% of the voting securities of any other investment company, (ii) invest more than 5% of its total assets in securities of any one investment company, or (iii) invest more than 10% of its total assets in securities of all investment companies. Many ETFs have obtained exemptive relief from the SEC to permit unaffiliated funds to invest in the ETFs’ respective shares beyond the above statutory limitations, subject to certain conditions and pursuant to contractual arrangements between the particular ETF and the investing funds. The Fund may rely on these exemptive orders to invest in unaffiliated ETFs.

The Fund may pledge, mortgage, hypothecate or otherwise transfer its assets to secure any borrowings (that may be made by the Fund in accordance with the fundamental policies set forth above) in amounts not exceeding one-third of the Fund’s assets.

The Fund is permitted to borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

The Fund is permitted to purchase or hold debt instruments in accordance with its investment objectives and policies.  This restriction does not apply to repurchase agreements or loans of portfolio securities.

ADDITIONAL INVESTMENT STRATEGIES,
INVESTMENT TECHNIQUES AND RISKS

Additional information concerning investment techniques and risks associated with certain of the Fund’s investments is set forth below. This information supplements the discussion of the Fund’s investment program that is set forth in the Prospectus.

Bank Obligations. The Fund may invest in bank obligations such as bankers’ acceptances, certificates of deposit, and time deposits. Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers’ acceptances, along with notes issued by banking institutions, are only as secure as the creditworthiness of the issuing or accepting depository institution. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return.

Borrowing. The Fund may borrow for temporary administrative or emergency purposes to the extent permitted by the 1940 Act, and this borrowing may be unsecured. Borrowing may exaggerate the effect of any increase or decrease in the value of the Fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. The Fund may also be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit, and either of these requirements would increase the cost of borrowing over the stated interest rate.

Commercial Paper and Variable Amount Demand Master Notes. The Fund may invest in commercial paper, which represent short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies. The Fund may also invest in variable amount demand master notes, which are corporate obligations of issuing organizations that share the credit profile of commercial paper. Commercial paper and variable amount demand master notes differ primarily with respect to the related liquidity characteristics. Commercial paper is generally negotiable, and a secondary market typically exists for trading. In contrast, variable amount demand master notes are issued by a bank or corporation and liquidated on demand, and no secondary market exists for these instruments.

In selecting commercial paper and other corporate obligations for investment by the Fund, the Adviser considers a variety of factors, including the financial history and condition of the issuer, the issuer’s revenue and expense prospects, the credit rating of the instrument and the associated credit risk to the Fund.

Commodity-Linked Securities. The Fund may seek exposure to the investment returns of assets trading in the commodity markets by investing in commodity-linked derivatives, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts. The value of such commodity-linked derivatives may be affected by various factors, including overall market movements and other factors affecting particular industries or commodities, such as disease, weather, embargoes, acts of war or terrorism or political or regulatory developments. The prices of commodity-linked derivative securities may not correspond to those of traditional equity and debt securities during adverse economic conditions. For example, during periods of rising inflation, debt securities have historically tended to decline in value while the prices of certain commodities, such as oil and metals, have historically tended to increase. There can be no guarantee that these investments will continue to perform in this manner.

Common Stock.   The Fund may purchase common stock traded on registered exchanges or over-the-counter markets.  In contrast to a securities exchange, an over-the-counter market is not a centralized facility that limits trading activity to securities of companies which initially satisfy certain defined standards. Generally, the volume of trading in an unlisted or over-the-counter security is less than the volume of trading in a listed security. This means that the depth of market liquidity of some securities in which the Fund invests may not be as great as that of other securities and, if the Fund were to dispose of such a security, it might have to offer the securities at a discount from recent prices, or sell the securities in small lots over an extended period of time. Shareholders of common stock have rights to receive payments from the issuers of such common stock that are subordinate to those of creditors of, or holders of debt obligations or preferred stock of, such issuers.  Creditors, debt holders and preferred stock holders have a preference over common stocks in liquidation. Investments in common stocks are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of common stocks in which the Fund invests will cause the net asset value ("NAV") of the Fund to fluctuate.

Convertible Securities. The Fund may invest in convertible securities, including bonds, notes, debentures, and preferred stocks that may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. These securities may offer higher income than the common stock into which they are convertible. The Fund may be required to permit the issuer of a convertible security to redeem the security, convert it into the underlying common stock or sell it to a third party. The interest rate of convertible bonds and the yield of convertible preferred stock will generally be lower than that of the non-convertible securities. In addition, there is a risk that the conversion price of the common stock will not be attained. The Fund intends to purchase only those convertible securities that, in the Adviser’s view, have underlying common stock with potential for long-term growth. The Fund will only invest in investment grade convertible securities (those rated in the top four categories by either Standard & Poor’s Rating Services (“S&P”), Moody’s Investor Service (“Moody’s”) or Fitch Ratings ("Fitch").

Debt Securities. The Fund may invest in debt securities that are rated investment grade by one or more rating agencies, such as S&P, Moody's and Fitch. Additional information about the ratings issued by S&P, Moody's and Fitch is included in Appendix A.

The market value of debt securities tends to vary in response to fluctuations in interest rates and the financial condition of the issuer of the debt security. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. The Fund’s NAV will reflect these changes in market value.

Corporate Securities. The Fund may invest in corporate debt securities. Corporate debt securities include debt obligations offered by registered or unregistered public or private corporations.  The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. The rate of interest on a corporate debt security may be fixed, floating or variable, and may vary inversely with respect to a reference rate. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies. Debt security issuers may repay principal prior to maturity, which can adversely affect the Fund’s yield, particularly during periods of declining interest rates. When interest rates rise, prepayments may occur at slower than expected rates, thereby lengthening the maturities of the affected securities and increasing their sensitivity to interest rate changes. This, in turn, increases the volatility of the Fund’s NAV.

Government Obligations. The Fund may invest in government debt securities, including direct obligations of the U.S. government and foreign governments and obligations issued by U.S. government agencies and instrumentalities and foreign governments.  Although certain securities issued by the U.S. government, its agencies or instrumentalities are backed by the full faith and credit of the U.S. government, others are supported only by the credit of that agency or instrumentality. There is no guarantee that the U.S. government will provide support to such agencies or instrumentalities, and investing in such securities may involve the risk of loss of principal and interest. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity; the current market prices for such securities are not guaranteed and will fluctuate. While the U.S. government provides financial support to U.S. government-sponsored agencies or instrumentalities, there can be no assurance that it will continue to do so, and those securities are neither guaranteed nor issued by the U.S. government. Investing in securities backed by the full faith and credit of the U.S. government involves interest rate risk.  The Fund may invest in investment grade U.S. government debt securities and short-term debt obligations of foreign governments that have a maturity of no more than six months.

Depositary Receipts. The Fund may purchase sponsored or unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). ADRs, which are depositary receipts typically issued by U.S. banks or trust companies, evidence ownership of securities issued by foreign corporations. EDRs and GDRs, which are depositary receipts typically issued by foreign banks or foreign trust companies (and may also be issued by U.S. banks or trust companies), evidence ownership of securities issued by foreign or U.S. corporations. The underlying issuers of sponsored depositary receipts have arranged to have their securities traded in the form of depositary receipts, whereas the underlying issuers of unsponsored depositary receipts may not be directly involved in the creation of the instruments. In certain instances it may be easier to obtain financial information from underlying issuers of sponsored depositary receipts, and accordingly, there may be less information available regarding underlying issuers of securities in unsponsored programs. In addition, there may be limited if any, correlation between such information and the market value of the depositary receipts. To the extent that the Fund invests in depositary receipts, it will also be exposed to the risks associated with the risks of investing in other foreign securities.

Derivative Instruments. The Fund may participate in various derivative instruments, including by purchasing and writing (selling) call and put options on securities, securities indices and foreign currencies; entering into futures contracts; using options on futures contracts and entering into swap agreements with respect to foreign currencies, interest rates and securities indices. Derivatives include listed and cleared transactions, where the Fund’s derivative trade counterparty is an exchange or clearinghouse, and non-cleared bilateral “over-the-counter” (“OTC”) transactions, where the Fund’s derivative trade counterparty is a financial institution.  Exchange-traded or cleared derivatives transactions tend to be more liquid and subject to less counterparty credit risk than those that are privately negotiated. The Fund may engage in derivative transactions as part of its investment strategy and for hedging purposes. The Fund may also purchase and sell options relating to foreign currencies to gain exposure to a foreign currency or to shift exposure to different foreign currency fluctuations from one country to another. To avoid leveraging its portfolio, the Fund will segregate liquid assets (as determined by the Adviser in accordance with policies and procedures approved by the Board) to cover the Fund’s obligations under the options, futures, and swaps in which it participates. The value of some derivative instruments in which the Fund invests may be particularly sensitive to changes in interest rates, and the Fund’s successful use of such instruments will depend in part on the Adviser’s ability to correctly gauge interest rates and other factors.

To the extent that the Fund engages in derivatives for hedging purposes, the Fund may be subject to lower gains (or no gains at all), and there is no guarantee that a hedge will be successful. In addition, any use of derivatives by the Fund will cause the Fund to incur the cost of brokerage fees and/or other transaction expenses. The Fund may be exposed to additional risks as a result of its investments in futures, options on futures and commodity-linked derivatives. For example, the value of these derivative instruments may be affected by changes in overall market movements, fluctuations in interest rates, commodity index volatility, and/or factors impacting particular industries or commodities, including weather conditions, disease, drought and floods, embargoes, tariffs and economic, political and regulatory developments.

Futures Contracts and Options on Futures Contracts. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate or index) at a specific price on the contract maturity date.  Options on futures contracts are options that call for the delivery of futures contracts upon exercise.  Futures contracts are standardized, exchange-traded instruments and are fungible (i.e., considered to be perfect substitutes for each other).  This fungibility allows futures contracts to be readily offset or canceled through the acquisition of equal but opposite positions, which is the primary method in which futures contracts are liquidated.  A cash-settled futures contract does not require physical delivery of the underlying asset but instead is settled for cash equal to the difference between the values of the contract on the date it is entered into and its maturity date. The Fund may invest in interest rate, credit-linked, debt obligation, stock index and foreign currency futures contracts, and may invest in options on such contracts, for hedging and non-hedging (speculative) purposes. The Fund may also write covered straddles consisting of a call and a put written on the same underlying futures contract.

Futures transactions involve numerous risks, including the risk that the resulting losses may be greater than the amount invested, and the risk that there may be little or no correlation between the price of the hedging vehicle and the price of the portfolio securities being hedged. Any such incorrect correlation could cause the Fund to incur a loss. In addition, it is possible that a liquid market for a futures contract or option will not exist at the time that the Fund seeks to close out its position, and there is no guarantee that an active secondary market for these instruments will develop or continue to exist. As a result of such illiquidity, the Fund may be unable to liquidate an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed.

When purchasing or selling a futures contract, the Fund is required to deposit a specified amount of liquid assets (i.e., initial margin). Margin is set by the exchange on which the contract is traded and may be modified during the term of the contract. Each futures contract held by the Fund is valued daily at the settlement price on the exchange on which the contract is traded, and the Fund will pay or receive cash equal to the daily change in the value of the futures contract (i.e., variation margin). In addition, with respect to any put and call options on futures contracts the Fund writes, the Fund is required to deposit and maintain margin. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund. Because certain futures contracts require low margin deposits, trading in futures involves an extremely high degree of leverage and, as a result, a relatively small movement in a contract’s may result in immediate and substantial loss or gain to the investor. To the extent that the Fund purchases or sells a futures contract, the Fund may incur in losses in excess of the amount invested in those contracts.

The Fund’s ability to reduce or eliminate its positions in futures and options on futures is dependent upon the liquidity of the secondary markets for such instruments. The Fund intends to limit its purchases and sales of futures and related options to only those transactions for which there appears to be an active secondary market. However, there is no guarantee that a liquid secondary market will exist for any particular contract or at any particular time. Trading futures contracts involves numerous risks, including price volatility; the risk of exchange or clearing house equipment failures, trading disruptions and insolvencies; and, with respect to transactions entered into for hedging purposes, the risk of imperfect correlations between movements in the prices of the futures or options on futures and movements in the prices of the securities being hedged and the risk that the Adviser is able to correctly predict the direction of market movements.

Options on Securities, Securities Indices, Swaps and Swap Indices. An option, which may be standardized and exchange-traded or customized and privately negotiated, is an agreement that, for a premium payment or fee, gives the option holder (the buyer) the right, but not the obligation, to buy (a “call”) or sell (a “put”) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the exercise price) during a period of time or on a specified date.  Likewise, when an option is exercised, the writer of the option is obligated to sell (in the case of a call option) or to purchase (in the case of a put option) the underlying asset (or settle for cash an amount based on an underlying asset, rate or index).

The Fund may write covered and uncovered put and call options and/or purchase put and call options on securities, securities indices, swaps and swap indices for hedging and non-hedging (speculative) purposes. The Fund may purchase put options for purposes of protecting its portfolio holdings in an underlying or related security or swap against significant market value declines, and it may purchase call options for purposes of protecting against significant increases in the prices of securities or swaps. The Fund may write covered straddles consisting of both a call option and a put option written on the same underlying security, index, swap contract or swap index. A straddle is “covered” to the extent that sufficient assets have been deposited to meet the Fund’s immediate obligations.

When the value of the underlying security, index, swap contract or swap index increases, the Fund’s call option position will realize a loss. By writing a put option, the Fund assumes the risk of a decline in the underlying security, index, swap contract or swap index. In addition, if there is imperfect correlation between the prices of the portfolio security being hedged and the value of the underlying security, index, swap contract or swap index, writing covered put options will increase the Fund’s losses in the event of a market decline.  In purchasing call options, the Fund will bear the risk of losing all or a portion of the premium paid if the value of the underlying security, index, swap contract or swap index does not rise. To the extent that the Fund enters into an over-the-counter option, the Fund is subject to the risk that the counterparty will fail to take delivery of the securities underlying an option it has written. In such a case, the Fund would lose the premium it paid for the option as well as any anticipated benefit of the transaction. It is possible that no liquid secondary market will exist for the over-the-counter options held by the Fund at the time the Fund wishes to sell the instrument.

Purchasing and writing options involves various risks. During the option period, the writer of a covered call is subject to any loss resulting from a decline in price of the underlying security, and has no control over the time at which it will be required to satisfy its obligation under the contract. Upon receiving an exercise notice, the writer must deliver the underlying security at the exercise price, which may be at a time when the put or call option purchased by the Fund has no remaining value. If this occurs, and, in the case of a put, the market price of the underlying security remains equal to or greater than the exercise price, or, in the case of a call, the market price remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund.

Swaps.  The Fund may enter into interest rate, index, equity, currency exchange rate, total return, commodity and credit default swap agreements as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging (speculative) purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to the Fund than if the Fund had invested directly in the asset that yielded the desired return.

In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).   Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing.  Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses, with the clearinghouse serving as central counterparty.  To the extent that the Fund participates in such a swap, the Fund would post initial and variation margin to support its obligation under a cleared swap by making payments to the futures commission merchant.  Although central clearing is expected to reduce counterparty credit risks and increase liquidity, it does not make swap transactions risk-free.  Bilateral swap agreements are two-party contracts entered into primarily by institutional investors and are not cleared through a third party.

The following is a description of certain swaps in which the Fund may participate:

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Interest Rate Swaps.   The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor. Caps and floors may be less liquid than swaps. An interest rate collar is the combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates.

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Credit Default Swaps.  Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As the seller of a credit default swap, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements expose the Fund to greater risks than if the Fund had invested in the reference obligation directly, because, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

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Commodity Swaps.  The Fund may also enter into commodity swaps. In a commodity swap, the two parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodity futures or options contract. The payment streams are calculated based on a notional amount agreed upon by the parties. Typically the two payment streams are netted out in a cash settlement on the payment date or other specified dates, with one party receiving or paying only the net amount of the two payments. To the extent that the Fund invests in swaps, payments it receives from a swap will result in taxable income, either as ordinary income or capital gains.

•
Total Return Swaps.  The Fund may enter into total return swap agreements, contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. To the extent that the total return of the security, group of securities or index underlying the transaction exceeds or falls short of the offsetting interest obligation, the Fund would receive a payment from, or make a payment to, the counterparty. As a result of entering into a total return swap transaction, the Fund would be subject to market price volatility of the underlying referenced asset , investment exposure on the notional amount of the swap, and the risk that a party will default on its payment obligations to the Fund.

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Forward Contracts. The Fund may enter into forward contracts, which are agreements that may be standardized and exchange-traded or customized and privately negotiated, under which one party agrees to buy, and the other party agrees to sell a specific quantity of an underlying commodity or other tangible asset for an agreed-upon price at a future date.  A forward contract generally is settled by physical delivery of the commodity or other tangible asset underlying the forward contract to an agreed-upon location at a future date (rather than settled by cash) or will be rolled forward into a new forward contract.  Non-deliverable forwards specify a cash payment upon maturity. Using forward contracts involves the risk of loss as a result of a decline in the value of the security to be purchased prior to the settlement date.

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Foreign Currency Transactions. The Fund may engage in foreign currency transactions, including foreign currency forward contracts, options and swaps, on a spot (cash) basis at the prevailing spot rate in the foreign currency exchange market or by using forward contracts to purchase or sell foreign currencies. The Fund’s use of a foreign currency option may serve as an effective hedge against exchange rate changes, but the same position could cause the Fund to lose the entire amount of the premium and related transaction costs as a result of exchange rate changes.

The Fund's use of derivatives may involve the following types of risks, which differ from and, in certain cases, may be greater than, the risks presented by more traditional investments.

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Market Risk.  This is the general risk attendant to all investments that the value of a particular investment will change in a way detrimental to the Fund’s interest.  The Fund’s use of swaps may reduce the Fund’s returns and increase volatility.

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Management Risk. Whether the Fund is successful in using swap agreements to further its investment objective will depend on the Adviser’s ability to accurately predict whether certain types of investments are likely to generate greater returns than other investments.   Derivative products are highly specialized instruments and require risk analyses that differ from those associated with stocks and bonds.  Adequate controls must be used to monitor, among other things, the ability to assess the risk that a derivative adds to the Fund’s investment portfolio and the ability to forecast price, interest rate or currency exchange rate movements correctly.

•
Credit Risk. This is the risk that a loss may be sustained by the Fund as a result of the failure of the counterparty to a derivative to comply with the terms of the derivative contract.  Unlike for a derivative traded on an exchange or through a clearinghouse, where the exchange or clearinghouse provides a guarantee of performance, uncleared OTC derivatives carry no such clearing agency guarantee.  Therefore, in evaluating potential credit risk for any uncleared OTC derivative, the Fund considers the creditworthiness of the counterparty.

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Counterparty Risk.  The value of an OTC derivative will depend on the ability and willingness of the counterparty to perform its obligations under the transaction.  If the counterparty defaults, the Fund will have contractual remedies but may choose not to enforce them to avoid the cost and unpredictability of legal proceedings.  In addition, if a counterparty fails to meet its contractual obligations, the Fund could miss investment opportunities or otherwise be required to retain investments it would prefer to sell, resulting in losses for the Fund.  OTC derivatives generally expose the Fund to greater counterparty risk than derivatives traded on an exchange or through a clearinghouse.

New regulations affecting derivatives transactions now, or will soon, require certain standardized derivatives, including many types of swaps, to be subject to mandatory central clearing.  Under these new requirements, a central clearing organization will be substituted as the counterparty to each side of the derivatives transaction.  Each party to derivatives transactions will be required to maintain its positions with a clearing organization through one or more clearing brokers.  Central clearing is expected to reduce, but not eliminate, counterparty risk.  The Fund will be subject to the risk that its clearing member or clearing organization, if any, will itself be unable to perform its obligations.

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Liquidity Risk.  Liquidity risk exists when a particular instrument is difficult to purchase or sell.  If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous price. In addition, because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid investments.

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Leverage Risk.  Since many derivatives have a leverage component, adverse changes in the value or level of the underlying asset, rate or index can result in a loss substantially greater than the amount invested in the derivative itself.  In the case of swaps, the risk of loss generally is related to a notional principal amount, even if the parties have not made any initial investment.  Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

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Regulatory Risk. The U.S. Government and regulatory authorities are currently adopting and implementing additional regulations governing derivatives markets, such as the clearing requirements discussed above, as well as margin, reporting and registration requirements.  Although the extent and cost of these regulations is not yet known, such regulations could, among other things, restrict the Fund’s ability to engage in derivatives transactions and/or increase the cost of such derivative transactions.  In addition, actions that have been taken or proposed to be taken with respect to options include increased restrictions and requirements regarding reporting for speculative positions, daily price fluctuation for futures and options transactions, and margin requirements for futures transactions. It is possible that increased government regulation could adversely affect the Fund’s ability to terminate existing swap agreements, if any, or to realize amounts to be received under such agreements.

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Other Risks. Other risks associated with using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indices.  Many derivatives are often valued subjectively.  Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Fund.  Derivatives do not always perfectly or even highly correlate or track the value of the assets, rates or indices they are designed to closely track.  Swap agreements also entail the risk that the Fund will not be able to meet its obligation to the counterparty. Consequently, the Fund’s use of derivatives may not always be an effective means of, and sometimes could be counterproductive to, furthering the Fund’s investment objective.

Equity Securities. The Fund may invest in equity securities without regard to market capitalization. The equity securities in which the Fund may invest include exchange-traded, over-the-counter and unlisted common stocks, preferred stocks, warrants, rights, convertible debt securities, trust certificates, limited partnership interests, and equity participations. Investing in equities exposes the Fund to the risk that the companies in which the Fund purchased stock will not perform as anticipated, the risk of instability in the stock markets and the risk that the U.S. and global economies may experience periods of decline. To the extent that the Fund invests in preferred stock, it will also be subject to the risk that the fixed dividend payable on the preferred stock may be less advantageous to investors when interest rates rise, thereby causing the price of the stock to decline.

Small and Microcap Company Securities. Investing in securities of small cap companies may involve greater risk and more volatility than investing in securities issued by larger, more established companies.  Smaller company stocks are often times less liquid, and can be more difficult to sell.  Typically, small cap companies have less access to liquidity and other resources, including financial and managerial resources that are necessary to overcome an unfavorable business climate or adverse economic conditions. Issuers of microcap securities generally have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Share prices of stocks of microcap companies tend to be more volatile than those of larger capitalization companies. Thus, to the extent that the Fund invests in small and microcap company securities, the Fund’s share price may increase and decrease by a greater percentage than the share prices of funds that invest in the stocks of larger capitalization companies. Also, the returns of microcap company stocks may vary, sometimes significantly, from the returns of the overall market, and microcap company stocks tend to perform poorly during times of economic stress.

Exchange-Traded Funds. The Fund may invest directly in ETFs, which are registered open-end investment companies with shares that trade on a national securities exchange, such as the American Stock Exchange or the New York Stock Exchange (the "NYSE") , and options on ETFs. Each ETF share represents an undivided ownership interest in the portfolio of stocks held by the ETF. An ETF may hold, in the same proportion as the applicable index, shares of all of the companies that are represented by a particular index, or it may hold, in a proportion intended to track the performance of the applicable index, shares of a sampling of the companies that are represented by a particular index. Because ETFs have operating expenses and transaction costs, those that track a particular index will generally be unable to achieve the same performance of that index. Investing in ETFs involves the risks associated with investing in the ETFs’ underlying securities. An investor in an ETF will incur various costs as a result of its investing in ETFs, such as capital gains when ETF shares are sold or brokerage commissions associated with purchases and sales of ETF shares. In addition, to the extent that the Fund invests directly in an ETF, the Fund will be subject to fees incurred by that ETF, including trustees’ fees, operating expenses and registration fees.

ETFs may use futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements, and similar instruments. An ETF’s investment in such instruments may result in losses exceeding the amounts invested, and may expose the ETF to risks different from, and possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark. To the extent that an ETF employs leverage, the ETF will typically lose more money in adverse market environments than an ETF that does not employ leverage. Trading in leveraged ETFs can be relatively illiquid, and accordingly, their shares may be hard to purchase or sell at a fair price.

Illiquid Securities. In accordance with current SEC guidelines, the Fund limits its investment in illiquid securities to 15% of its net assets. The term “illiquid securities” for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount the Fund has valued the securities. The Fund may not be able to sell illiquid securities and may not be able to realize their full value upon sale. Restricted securities (securities subject to legal or contractual restrictions on resale) may be illiquid. Some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 or certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment in Foreign and Developing Markets. The Fund may invest in foreign securities, including emerging market and frontier market securities, and may invest in securities with exposure to the returns of an emerging market or frontier market. An issuer of a security will generally be considered to be located in a particular emerging market country or frontier market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country.

Investing in such foreign securities involves risk, including the risk that there may be less publicly available information about foreign companies than U.S. companies, and, because most foreign companies are generally not subject to uniform accounting and financial reporting standards, the risk that it may be difficult for the Fund to obtain market quotations for purposes of valuing its portfolio and calculating its NAV.  In addition, securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Transaction costs, including commission rates, and custodian expenses are likely to be higher in foreign markets than they are in the U.S., and there may be less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. To the extent that the Fund invests in companies located or doing business in emerging market countries, the Fund will be exposed to the risk that inflation rates in those countries may adversely affect the value of such investments. Investing in companies domiciled in developing countries will generally expose the Fund to additional risks, including the risk of greater social, political, and economic instability; the risk that the relatively smaller size of the markets for such securities and lower (or nonexistent) volume of trading will result in illiquidity and greater price volatility; the risk that certain national policies may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests; and the risks of foreign taxation and currency fluctuations.

“Emerging market” countries are those included in the MSCI Emerging Market Index. Frontier market countries are those included in the MSCI Frontier Emerging Markets Index, or similar market indices, and the smaller of the traditionally-recognized emerging markets. Generally, “frontier market” countries are considered to include all countries except the developed markets of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom, and the United States, and the larger traditionally-recognized emerging markets of Taiwan, Hong Kong, Singapore, Korea, Mexico, South Africa, Brazil, India, China and Russia.

European Economic Risk. The financial markets in European countries have experienced volatility and have been adversely affected by government debt levels, deficits and downgrades in credit ratings. This, in turn, has impacted the value and exchange rate of the euro, which subjects any investments held by the Fund that are tied economically to Europe or the euro to additional risks. Investing in euro-denominated (or other European currency-denominated) securities also involves the risk of being exposed to a currency that may not fully reflect the strengths and weaknesses of the European economies.

Money Market Instruments. The Fund may invest in various types of money market instruments, including obligations (such as certificates of deposit and bankers’ acceptances) of U.S. or non-U.S. banks and branches thereof, and commercial paper, variable amount demand master notes, bills, notes, and other obligations issued by a U.S. or non-U.S. company or a foreign government, its agencies or instrumentalities that are denominated in U.S. dollars. The Fund intends to limit its investments in such obligations and other instruments to those that mature in 13 months or less and, in the Adviser’s view, present minimal credit risk.

When-Issued, Delayed-Delivery and Forward Commitments. The purchase or sale of securities on a when-issued or delayed-delivery basis or through a forward commitment involves the purchase or sale of securities at an established price with payment and delivery taking place in the future. When-issued and delayed-delivery securities and forward commitments involve the risk that the security purchased by the Fund will lose value prior to its delivery, as well as the risk that the security will not be issued or that the counterparty will default on its obligation. If this occurs, the Fund will lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it “turns over” its portfolio (i.e., buys and sells securities).  A higher portfolio turnover rate may indicate higher transaction costs, and shares held by Fund investors with taxable accounts may have higher taxes. The Fund’s portfolio turnover rate may vary from year to year and from month to month.  Generally, portfolio turnover over 100% is considered high and increases costs to the Fund.  To the extent the Fund executes its trading with futures, not all gains are classified as short term.

MANAGEMENT OF THE FUND

The Board is responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Trust or the Fund, review the performance of the Adviser and the Fund, and oversee the activities of the Trust and the Fund. This section of the SAI provides information about the persons who serve as Trustees and officers to the Trust, as well as the entities that provide services to the Trust.

Trustees and Officers. Following is information regarding the Trustees and officers of the Trust. The address of each Trustee and officer, unless otherwise indicated, is c/o Broadmark Funds, 300 Drake's Landing Road, Suite 150, Greenbrae, CA  94904.

Name (Age)	Position Held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees1
Robert S. Basso (69)	Trustee	Since inception	Founder and Managing Partner of BEST Partners LLC (independent consulting firm) since 2007.	2	Director of Penson Worldwide, Inc., February 2012 to 2013 and Director of Poniard Pharmaceuticals, Inc., 2007 to 2013.
Patrick Dumas (69)	Trustee	Since inception	Adjunct Professor at St. John's University since 2002. Prior thereto, Vice President, U.S.Trust/Bank of America from 2004 to 2008.	2	None
Rick L. Frimmer (62)	Trustee	Since inception	Partner at Schiff Hardin LLP since 2011 and Chief Executive Officer and Manager of TechnoSweat LLC (digital music provider) since 2007. Prior thereto, Partner at Luce Forward Hamilton & Scripps LLP from 2006 to 2011.	2	None
Interested Trustees
Daniel J. Barnett2 (65)	Trustee	Since inception	Chairman and Manager of the Management Committee of the Adviser since 1999, and Chief Executive Officer of Revere Capital Advisors, LLC (investment management firm) since 2007. Previously, Chief Executive Officer of the Adviser from 1999 to 2008.	2	None
Christopher J. Guptill2 (57)	Trustee and President	Since inception	Co-Chief Executive Officer or Chief Executive Officer of the Adviser since 2009, and Chief Investment Officer and Manager of the Management Committee of the Adviser since 1999.	2	None
Other Officers
Theresa M. Bridge (44)	Treasurer	Since inception	Vice President and Mutual Fund Controller of Ultimus Fund Solutions, LLC and Vice President of Ultimus Fund Distributors, LLC since 2000.	N/A	N/A
Edward J. Cook (49)	Chief Compliance Officer	Since inception	Director at Alaric Compliance Services, LLC since 2007.	N/A	N/A

Frank L. Newbauer (60)	Secretary	Since inception	Assistant Vice President of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC since 2010. Prior thereto, Assistant Vice President of JPMorgan Chase Bank, N.A. from 1999 to 2010.	N/A	N/A

*
For purposes of this SAI, "Fund Complex" means the two series of the Trust: the Fund and Broadmark Tactical Fund. Broadmark Tactical Fund has neither commenced operations, nor commenced an offering of its securities. Accordingly, the Trustees currently actively oversee only the management and supervision of the Fund.

1	An "Independent Trustee" is a Trustee who is not considered an "interested person" of the Trust, as that term is defined in the 1940 Act.

2
Each of Mr. Barnett and Mr. Guptill is an "interested person" of the Trust, as that term is defined in the 1940 Act, due to his affiliation with the Adviser. In addition to holding the positions described in the table above, Mr. Barnett currently serves as a director of the Adviser, and as a director of the following affiliates of the Adviser: Revere Securities Corp. (a registered broker-dealer), Revere Capital Investors Ltd. (a U.K.-based holding company), Revere Capital Advisors Ltd. (a U.K.-based holding company) and a pooled investment vehicle managed by the Adviser.

Qualification of the Trustees

The preceding table provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee of the Trust should so serve. The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes and skills that enable the Trustee to be an effective member of the Board. Generally, no one factor was determinative in the original selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the individual as a director or senior officer of other public companies; (iii) the individual’s educational background; (iv) the individual’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the individual, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the individual’s perceived ability to contribute to the ongoing functions of the Board, including the individual’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the individual’s ability to qualify as an Independent Trustee for purposes of applicable regulations; and (viii) such other factors as the Board determined to be relevant in light of the existing composition of the Board and any anticipated vacancies or other transitions. Each Trustee’s professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve on the Board are summarized in the table above.

Role and Structure of the Board of Trustees

The Board is responsible for overseeing the business affairs of the Trust, including the business affairs of the Fund. The Board elects the officers of the Trust, who, along with third-party service providers, are responsible for administering the day-to-day operations of the Trust and the Fund .  The Board monitors and periodically reviews the Fund’s performance, expenses and the policies and procedures governing the business of the Trust, including the Fund. The Board is also responsible for approving the agreements with, and overseeing the activities of, the third-party service providers that provide administrative, transfer agency, custodial and other services to the Trust.

The Board is comprised of two interested Trustees and three Trustees who are not “interested persons,” as such term is defined in the 1940 Act (“Independent Trustees”).  Christopher J. Guptill serves as Chairman of the Board.   The Board does not have a lead Independent Trustee. The Board structure provides the Independent Trustees with adequate influence over the governance of the Board and the Fund. In addition, the interested Trustees, who serve as officers of the Trust and/or the Adviser, provide the Board with additional insight into the day-to-day management of the Trust’s affairs, including risk management.

The Board typically meets in person four or more times each year.  During quarterly meetings, the Independent Trustees meet separately, outside the presence of management, to discuss certain matters.  The Independent Trustees also communicate with officers of the Trust between meetings to discuss matters pertaining to the Fund and the Adviser.

The Board currently has two standing committees: the Audit Committee and the Nominating Committee.  Each committee is comprised entirely of Independent Trustees.  The Audit Committee is responsible for overseeing the accounting and financial reporting policies and practices, internal controls, financial statements and the independent audits of such financial statements relating to the Fund.  The Audit Committee also performs additional oversight functions as requested by the Board.  The Audit Committee recommends to the Board the appointment of the Fund’s independent registered public accounting firm and acts as a liaison between the independent registered public accounting firm and the Board. The Audit Committee met three times during the Fund's fiscal year ended November 30, 2013.

The Nominating Committee is responsible for identifying and nominating candidates for election as Independent Trustees.  In considering a candidate for Board membership, the Nominating Committee will evaluate the candidate’s qualifications, experience and skills, as well as the independence of such candidate from the Adviser and other principal service providers. Currently, the policy of the Nominating Committee is to not consider nominees recommended by shareholders as candidates for Board membership.  The Nominating Committee did not meet during the Fund's fiscal year ended November 30, 2013.

Board Oversight Function

Risk oversight is part of the Board’s general oversight of the Fund’s investment program and operations.  The Board meets with members of the Adviser to review functions and processes that affect the Trust, including the Fund, and regularly reviews reports regarding investment management and trading activities and compliance.  The Trustees also review materials from Fund service providers and the independent registered public accounting firm regarding risk-related matters relating to the Fund and the Adviser.

The Independent Trustees meet in executive session with the Chief Compliance Officer of the Trust, who is responsible for administering the compliance program for the Trust and prepares and presents to the Board an annual written compliance report.  The Trust has adopted and implemented written policies and procedures reasonably designed to prevent violations of the federal securities laws, and such policies and procedures have been approved by the Board.  The Board also approves the policies and procedures adopted by the Adviser, the distributor of the Fund’s shares and the administrator and transfer agent of the Fund that have been reasonably designed to prevent violations of the federal securities laws.

The table below lists the compensation paid to each Independent Trustee by the Fund during the fiscal year ended November 30, 2013.  The interested Trustees do not receive compensation from the Fund.

Name of Trustee	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Robert Basso	$18,750	None	None	$18,750
Patrick Dumas	$18,750	None	None	$18,750
Rick Frimmer	$18,750	None	None	$18,750

Ownership of Fund Shares

As of December 31, 2013, the Trustees beneficially owned equity securities in the Fund in the following amounts:

Name of Trustee	Dollar Range of Value of Fund Shares Ownedby Trustee*
Interested Trustees
Daniel J. Barnett	None
Christopher J. Guptill	$10,001–$50,000
Independent Trustees
Robert S. Basso	None
Patrick Dumas	None
Rick L. Frimmer	None

* The Fund is the only series of the Trust that has commenced an offering of its shares.

Investment Adviser

Broadmark Asset Management LLC serves as the investment adviser to the Fund pursuant to an investment management agreement with the Trust, on behalf of the Fund , dated December 3, 2012 (the “Investment Management Agreement”).   As of February 28, 2014 , the Adviser had approximately $1.8 billion in assets under management.

Pursuant to the Investment Management Agreement, the Adviser makes and implements investment decisions for the Fund and continuously develops and manages the Fund’s investment program in a manner that is consistent with the Fund’s investment objectives, strategies, policies and restrictions.  The Adviser is also responsible for arranging for and supervising the purchase and sale of portfolio securities and other investments on behalf of the Fund, including by selecting broker-dealers, negotiating commissions, providing administrative, executive and research services to the Fund and providing recordkeeping services for the Fund pertaining to the Adviser’s investment management services.

The Investment Management Agreement is effective for an initial two-year period, and thereafter shall continue in effect for additional periods not exceeding one year so long as such continuation is approved at least annually (i) by the Board or by the vote of a majority of the outstanding voting securities of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Management Agreement nor interested persons thereof, cast in person at a meeting called for the purpose of voting on such approval.  The Investment Management Agreement is terminable at any time without payment of any penalty (i) by vote of the Board or by vote of the holders of a majority of the outstanding voting securities of the Fund on sixty (60) days' prior written notice to the Adviser, and (ii) by the Adviser upon sixty (60) days' prior written notice to the Fund.  The Investment Management Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the 1940 Act.

Pursuant to the Investment Management Agreement, as compensation for the services the Adviser provides to the Fund, the Adviser is entitled to receive a monthly fee at the annual rate of 1.15% of the Fund’s average daily net assets.

For the fiscal year ended November 30, 2013, the Adviser earned $16,356 in advisory fees pursuant to the Investment Management Agreement.  For the fiscal year ended November 30, 2013, the Fund did not pay any investment advisory fees to the Adviser, as the Adviser waived such fees pursuant to an expense limitation agreement.

The Adviser has entered into a written expense limitation agreement under which it has agreed, until April 1, 2015 , to reduce its fees and/or reimburse expenses of the Fund to the extent necessary to limit the current operating expenses of each class of shares of the Fund (exclusive of brokerage costs, interest, taxes, dividends or interest on short positions , any acquired fund fees and expenses, and any extraordinary expenses, such as litigation and indemnification costs) to an annual rate (as a percentage of the Fund's or class's average daily net assets) of 1.84% for Investor Class shares and 1.49% for Institutional Class shares.

For the fiscal year ended November 30, 2013, the Adviser made the following reimbursements to the Fund pursuant to the expense limitation agreement: $363,660 for Fund-related expenses; $26,527 for Investor Class-related expenses; and $26,137 for Institutional Class-related expenses.

Under the expense limitation agreement, for the first, second and third fiscal years following a fiscal year during which the Adviser waived its advisory fee or paid Fund expenses, the Adviser may seek reimbursement from the Fund of such amounts, provided that the Fund is able to make such repayments without causing the annual rate of operating expenses of Investor Class shares and Institutional Class shares to exceed 1.84% and 1.49%, respectively.   As of November 30, 2013, the amount of fee waiver/reductions and expense payments available for reimbursement to the Adviser are:

Expires December 24, 2015	$137,000
Expires November 30, 2016	$432,680
Total	$569,680

Portfolio Management

The portfolio manager of the Fund is Christopher J. Guptill. Mr. Guptill is currently Co -Chief Executive Officer of the Adviser and has been Chief Investment Officer of the Adviser since its inception in 1999. Mr. Guptill has over 30 years of investment experience. He holds a BA in economics from California State University, Chico. Mr. Guptill has managed the Fund since its inception.

As of November 30, 2013 , Mr. Guptill was responsible for the management of the following types of accounts in addition to the Fund:

Account Type	Number of Accounts by Account Type	Total Assets By Account Type (in Millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in Millions)
Registered Investment Companies	3	$999.2	0	$0
Pooled Investment Vehicles	3	$63.4	2	$41.3
Other Accounts	9	$756.7	1	$1.9

Potential conflicts of interest may arise because the Adviser engages in portfolio management activities for other clients.  The Adviser has adopted a portfolio security aggregation and allocation policy, which is designed to provide reasonable assurance that buy and sell opportunities are allocated fairly among clients.  When practicable, buy and sell trades are aggregated and subsequently allocated based on the size of the target position of that security for each client account and the portion of that target position represented by the share quantity included in the aggregated trade.  The price of each allocated security is the average share price for all transactions in that security for a single aggregated trade order, with all transaction costs shared on a pro rata basis.

Mr. Guptill receives a fixed annual salary and discretionary bonus compensation based upon the profitability of the Adviser, in which he has significant ownership.

Ownership of Fund Shares

As of the fiscal year ended November 30, 2013, Mr. Guptill beneficially owned $10,001 - $50,000 of shares of the Fund.

Fund Accountant, Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as fund accountant, administrator and transfer agent for the Trust and the Fund.  The services provided by Ultimus, including calculating the Fund’s daily NAV, maintaining all general ledger accounts, preparing financial statements for the annual and semi-annual reports and assisting in performing administrative operations for the Fund, are subject to supervision by the Adviser and the Board.

During the last fiscal year ended November 30, 2013, Ultimus received fees of $22,000 from the Fund in its capacity as administrator, $27,593 in its capacity as fund accountant and $22,000 in its capacity as transfer agent.

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45202, serves as the custodian for the Trust.  Under the custody agreement with the Trust, the Custodian holds the Fund’s securities and maintains all necessary accounts and records as required by applicable law.

Distributor

The Fund’s shares are distributed by Foreside Fund Services, LLC (the “Distributor”), located at Three Canal Plaza, Suite 100, Portland, Maine 04101, pursuant to a distribution agreement with the Trust.  Shares are sold on a continuous basis, and the Distributor has agreed to use its best efforts to distribute the shares. The Distributor is not obliged to sell any particular amount of shares.

Distribution Plan Under Rule 12b-1 and Shareholder Services Plan

The Fund has adopted a distribution services plan under Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) for its Investor Class shares. The 12b-1 Plan authorizes the Fund to pay to certain dealers, including the Distributor, fees for services rendered and expenses borne in connection with the provision of distribution services with respect to the Investor Class shares of the Fund. On an annual basis, the aggregate amount of fees paid under the 12b-1 Plan shall not exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Class shares.   During the last fiscal year ended November 30, 2013, the Fund incurred, with respect to its Investor Class shares, $161 of fees under the 12b-1 Plan.  In accordance with the 12b-1 Plan, such fees were used to compensate financial intermediaries that provided distribution services with respect to the Fund's Investor Class shares.

The Fund has also adopted a shareholder services plan, pursuant to which the Fund is authorized to pay third party service providers for non-distribution related services. These payments, which are calculated daily and paid monthly, may not exceed the annual rate of 0.15% with respect to Investor Class shares and 0.05% with respect to Institutional Class shares. During the last fiscal year ended November 30, 2013, the total fees incurred by Institutional Class shares pursuant to the shareholder services plan were $192, and no fees were incurred by Investor Class shares.

Compliance Consulting Services

Alaric Compliance Services, LLC (“Alaric”) provides ongoing regulatory compliance consulting, monitoring and reporting services to the Fund.  In addition, a Director of Alaric serves as the Trust’s Chief Compliance Officer.  As compensation for providing compliance services, the Trust pays Alaric a monthly fee of $2,000.  During the fiscal year ended November 30, 2013, the Trust paid $24,000 of compliance service fees to Alaric.

Legal Counsel

Seward & Kissel LLP serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

BBD, LLP serves as the Fund's independent registered public accounting firm. The independent registered public accounting firm performs an annual audit of the Fund's financial statements and provides financial, tax and accounting services.

DESCRIPTION OF THE TRUST

The Trust, a Delaware statutory trust, is authorized to issue an unlimited number of shares of beneficial interest, which may be issued in any number of series.  The Board may establish additional series and classes of shares at any time in the future without shareholder approval.  Each share of a series represents an equal proportionate interest in that series with each other share.   The Trust is currently comprised of two series: the Fund and Broadmark Tactical Fund.  The Broadmark Tactical Fund has not commenced operations and has not commenced an offering of its securities.

Each Fund share has equal voting rights, and each shareholder is entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders are entitled to vote on the election of Trustees and any other matter submitted to a shareholder vote.  Shares of the Fund will, when issued as described in the Prospectus and this SAI, be validly issued, fully paid and non-assessable and have no preemptive or conversion rights.  Each share is entitled to participate equally in dividends and distributions declared by the Fund and in the net assets of such Fund on liquidation or dissolution after satisfaction of outstanding liabilities.

The Trust is not required, and does not intend, to hold annual meetings of shareholders.  The Trust will call such special meetings of shareholders as may be required under the 1940 Act or by the Declaration of Trust of the Trust (the “Declaration of Trust”).  In addition, shareholder meetings will be called upon the written request of at least 10% of the outstanding shares of the Fund.  The Trust will provide assistance and information to shareholders requesting such a meeting.  Under the Declaration of Trust, the Trustees are authorized to liquidate the Fund without shareholder approval.  Although the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time, or for such other reasons as may be determined by the Board.

PRINCIPAL HOLDERS OF SHARES

As of March 14, 2014, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

As of March 14, 2014, the following shareholders owned 5% or more of the Fund's outstanding shares.

Institutional Class:

Name and Address	Beneficial Ownership / of Record	Ownership (% of shares)
National Financial Services, LLC For the Exclusive Benefit of our Customers 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	Beneficial	63.19%
Charles Schwab & Co, Inc. 211 Main St. San Francisco, CA 94105	Beneficial	30.92%

Investor Class:

Name and Address	Beneficial Ownership / of Record	Ownership (% of shares)
National Financial Services, LLC For the Exclusive Benefit of our Customers 499 Washington Blvd., 5th Floor Jersey City, NJ 07310	Beneficial	98.49%

PURCHASING AND SELLING SHARES

The following information supplements the information regarding share purchases and share redemptions in the Prospectus.

The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.  If the Fund suspends the sale of its shares, investors will not be able to acquire shares of the Fund.

On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of the Fund’s shares, the NAV per share is computed as of the next close of regular trading on the NYSE (currently 4:00 p.m., Eastern time) by dividing the value of the total assets attributable to a class, less its liabilities, by the total number of the Fund's shares then outstanding.  A "Fund business day" is any day on which the NYSE is open for trading.

The respective NAVs of the classes of shares of the Fund are expected to be substantially the same.  However, the NAV of the Investor Class shares of the Fund will generally be slightly lower than the NAV of the Institutional Class shares of the Fund, as a result of the differential daily expense accruals of the distribution fees and higher shareholder service fees applicable to the Investor Class shares.

The right of redemption may not be suspended, and the date of payment upon redemption may not be postponed, for more than seven days after shares are tendered for redemption, except for any period during which (i) the NYSE is closed (other than customary weekend and holiday closings); (ii) the SEC determines that trading thereon is restricted; (iii) an emergency (as determined by the SEC) exists, as a result of which either disposal by the Fund of its portfolio securities is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iv) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund.

Agreements with Financial Intermediaries. The Fund has authorized one or more brokers or financial intermediaries to receive on its behalf purchase and redemption orders. Such intermediaries are authorized under certain circumstances to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized intermediary or, if applicable, an authorized intermediary’s authorized designee, receives the order. Customer orders will be priced at the Fund’s NAV next computed after such orders are accepted by an authorized intermediary or the intermediary’s authorized designee.

Market Timing Arrangements. The Fund has not entered into any arrangement with any person that would permit frequent purchases and frequent redemptions of Fund shares . The Board has determined to discourage market timing and disruptive trading in the Fund and has adopted policies and procedures with respect to market timing and disruptive trading.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general oversight of the Board, the Adviser is responsible for purchasing and selling the Fund’s portfolio securities, selecting broker-dealers to effect portfolio transactions and negotiating brokerage commissions.  Accordingly, the Adviser may establish securities accounts and/or process transactions through one or more securities brokerage firms. In placing purchase and sale orders for portfolio securities for the Fund, it is the policy of the Adviser to seek “best execution.” Best execution is generally understood to mean the most favorable cost or net proceeds reasonably obtainable under the circumstances. The Adviser considers a number of factors in selecting a broker-dealer to execute transactions and for determining the reasonableness of the broker-dealer’s compensation. Such factors include net price and the broker-dealer’s electronic execution capabilities, reputation, financial strength and stability, efficiency of execution and error resolution record and ability to offer other services. In selecting a broker-dealer to execute transactions, and in determining the reasonableness of the broker-dealer’s compensation, the Adviser is not required to solicit competitive bids, and does not have an obligation to seek the lowest available commission cost.  To reduce or eliminate potential conflicts of interest, the Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund’s shares as a factor in the selection of a broker-dealer to execute the Fund’s portfolio transactions.  The Adviser may, from time to time, receive research from broker-dealers in connection with the Adviser’s relationships with such broker-dealers. This research is not provided because the Adviser has committed to allocating Fund brokerage to such parties.

When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser.  There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if it is determined in good faith that the amount of such transaction cost is reasonable in relation to the value of brokerage, research and statistical services provided by the executing broker.

To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund.  While it is impracticable to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

The investment information that may be provided to the Adviser by brokers, as described above , is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser’s own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund may effect securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts.

To the extent that research services of value are provided by broker-dealers with or through which the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear.  Research services furnished by broker-dealers as a result of the placement of portfolio brokerage could be useful and of value to the Adviser in servicing its other clients as well as the Fund. Likewise, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in servicing the Fund.

Investment decisions for the Fund are made independently from those for other advisory accounts managed by the Adviser.   From time to time , the same security may be held in the portfolio of the Fund and in one or more of such other advisory accounts.  When two or more accounts managed by the Adviser (including the Fund) are simultaneously engaged in the purchase or sale of the same security, the securities are allocated to the respective accounts both as to amount and price, in accordance with a method deemed equitable to each company or account.  In some cases this system may adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund.

During the last fiscal year ended November 30, 2013, the Fund incurred $12,555 in brokerage commissions.

TAXATION

This section of the SAI provides additional information concerning U.S. federal income tax issues concerning the Fund and the purchase, ownership and sale of Fund shares.  It is based on the Internal Revenue Code (the “Code”), the regulations promulgated thereunder, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect.  Except as may be specifically set forth below, the following discussion does not address any state, local or foreign tax matters. It is not tax advice and investors should consult their own tax adviser with regard to the tax consequences regarding their own particular circumstances before making an investment in the Fund.

Qualification as a Regulated Investment Company (“RIC”)

The Fund has qualified and intends to continue to qualify as a RIC under the Code.   In order to qualify as a RIC , the Fund must meet the requirements outlined below:

(1) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain publicly traded partnerships or other income derived with respect to its business of investing in such stock, securities or currencies; and

(2) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities and the securities of other regulated investment companies), or in two or more issuers the Fund controls and which are engaged in the same,  similar or related trades or businesses, or in the securities of one or more qualified  publicly traded partnerships.

As a RIC, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund’s investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed.

If the Fund fails to satisfy the income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions if the failures are due to reasonable cause and not willful neglect and if a penalty tax is paid with respect to each failure to satisfy the applicable requirements.  Additionally, relief is provided for certain de minimis failures of the diversification requirements where the Fund corrects the failure within a specified period.  If the applicable relief provisions are not available or cannot be met, the Fund will be taxed in the same manner as an ordinary corporation.

If, in any taxable year, the Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.  In addition, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute dividends which are generally taxable to shareholders as ordinary income, even if those distributions are attributable (wholly or partly) to net long-term capital gains.  If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company.  Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level.

To avoid the federal excise tax, the Fund must distribute during each calendar year an amount equal to the sum of:

1. At least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year;

2. At least 98.2% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year, and;

3. All ordinary income and capital gains for previous years that were not distributed or taxed to the Fund during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirement.

Capital Loss Carry-Forwards.  The Fund is permitted to carry forward a net capital loss to offset its capital gain indefinitely.  The excess of the Fund’s net short-term capital loss over its net long-term capital gain is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess of the Fund’s net long-term capital loss over its net short-term capital gain is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year.  If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to fund-level U.S. federal income tax, regardless of whether it is distributed to shareholders.  Accordingly, the Fund does not expect to distribute any such offsetting capital gain.  The Fund cannot carry back or carry forward any net operating losses.

Deferral of late year losses.  The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year.  A "qualified late year loss" includes: any post-October capital loss and any late-year ordinary loss, each as defined in the Code.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses, and losses resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect.  The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence.

Taxation of Distributions

Distributions of investment company taxable income are taxable to you, whether paid in cash or reinvested in Fund shares.  Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received by the Fund from U.S. corporations, may, subject to limitation, be eligible for the dividends received deduction.

A portion of the dividends paid to you by the Fund may be qualified dividends subject to a maximum tax rate of 15% or 20% for certain high-income taxpayers (those with taxable incomes above $400,000 for single taxpayers, $450,000 for married taxpayers, and $425,000 for heads of households).  These rates may change over time.   Distributions of qualified dividends will be eligible for these reduced rates of taxation only if you own your shares for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of any dividend.  Dividends from interest earned by the Fund on debt securities and dividends received from unqualified foreign corporations will continue to be taxed at the higher ordinary income tax rates.

The excess of net long-term capital gains over net short-term capital losses realized, distributed and properly reported by the Fund, whether paid in cash or reinvested in Fund shares, will generally be taxable to you as long-term gain, regardless of how long you have held Fund shares.  Distributions of net capital gains from assets held by the Fund for one year or less will be taxed as ordinary income. Distributions may be subject to state, local and foreign taxes, depending on a shareholder’s particular situation.

Buying Shares Before a Distribution

If you buy shares shortly before or on the “record date” for distribution by the Fund—the date that establishes you as the person to receive the upcoming distribution—you will receive, in the form of a taxable distribution, a portion of the money you just invested.  Therefore, you may wish to find out the Fund’s record date before investing.  Of course, the Fund’s share price may, at any time, reflect undistributed capital gains or income.  Unless the Fund incurs offsetting losses, these amounts will eventually be distributed as a taxable distribution.

Backup Withholding

The Fund generally will be required to withhold federal income tax (“backup withholding”) from dividends paid (other than exempt-interest dividends), capital gain distributions, and redemption proceeds otherwise payable to you if (i) you fail to furnish the Fund with your correct taxpayer identification number or social security number, (ii) the IRS notifies you or the Fund that you have failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (iii) when required to do so, you fail to certify that you are not subject to backup withholding.  The rate of backup withholding is currently 28%.  Any amounts withheld may be credited against your federal income tax liability.

Taxes on Fund Share Redemptions, Sales and Exchanges

Upon a redemption, sale or exchange (if applicable) of shares of the Fund, you will realize a taxable gain or loss depending upon your basis in your shares.  A gain or loss will generally be treated as capital gain or loss, and the rate of tax will depend upon your holding period for your shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days, beginning 30 days before and ending 30 days after the shares are disposed of—i.e. the “wash sale” rule. In such a case the basis of the acquired shares will be adjusted to reflect the disallowed loss.

If you hold Fund shares for six months or less and during that period receive a distribution taxable to you as a long-term capital gain, any loss realized on the sale or exchange of such shares during such six-month period would be a long-term capital loss to the extent of such distribution.

Cost basis reporting.  Under the Energy Improvement and Extension Act of 2008, the Fund’s administrator will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions.

Taxation of Fund Transactions

In general, gains or losses recognized by the Fund on the sale or other disposition of securities held by the Fund will be treated as capital gains or losses.  Such capital gains and losses may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment.

Market Discount.  If the Fund purchases a debt security at a price lower than the stated redemption price of such debt security, the excess of the stated redemption price over the purchase amount is “market discount.”  If the amount of market discount is more than a de minimis amount, a portion of such market discount must be included as ordinary income (not capital gain) by the Fund in each taxable year in which the Fund owns an interest in such debt security and receives a principal payment on it.  In particular, the Fund will be required to allocate that principal payment first to a portion of the market discount on the debt security that has accrued but has not previously been includable in income.  In general, the amount of market discount that must be included for each period is equal to the lesser of (i) the amount of market discount accruing during such period (plus any accrued market discount for prior periods not previously taken into account) or (ii) the amount of the principal payment with respect to such period. Generally, market discount accrues on a daily basis for each day the debt security is held by the Fund at a constant rate over the time remaining to the debt security’s maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest. Gain realized on the disposition of a market discount obligation must be recognized as ordinary interest income (not capital gain) to the extent of the “accrued market discount.”  The Fund may elect to include market discount in income currently. If this election is made, it will apply to all debt securities that the Fund holds which have market discount.

Original Issue Discount.  Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Very generally, original issue discount is defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income on account of such discount is actually received by the Fund, original issue discount that accrues on a debt security in a given year generally is treated for federal income tax purposes as interest, and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.  Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any.  This additional discount represents market discount for federal income tax purposes.

Constructive Sales.  These rules may affect timing and character of gain if the Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions.  If the Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale.  The character of gain from a constructive sale would depend upon the Fund’s holding period in the property.  Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.

Options, Futures, Forward Contracts and Swap Agreements.  Certain options, futures contracts, and forward contracts in which the Fund may invest may be “Section 1256 contracts.”  Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses; however, foreign currency gains or losses arising from certain Section 1256 contracts may be treated as ordinary income or loss.  Also, Section 1256 contracts held by the Fund at the end of each taxable year (and at certain other times as prescribed pursuant to the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized.

Generally, the hedging transactions undertaken by the Fund may be treated as “straddles” for U.S. federal income tax purposes.  The straddle rules may affect the character of gains (or losses) realized by the Fund.  In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.  Certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently.  Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences of transactions in options, futures, forward contracts, swap agreements and other financial contracts to the Fund are not entirely clear.  The transactions may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

The Fund may make one or more of the elections available under the Code which are applicable to straddles.  If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made.  The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.  Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

Because only a few regulations regarding the treatment of swap agreements and related caps, floors and collars have been implemented, the tax consequences of such transactions are not entirely clear.  The Fund intends to account for such transactions in a manner deemed by it to be appropriate, but the Internal Revenue Service might not necessarily accept such treatment.  If it does not, the status of the Fund as a regulated investment company might be affected or taxes and interest may be imposed upon the examination and challenged by the Internal Revenue Service.  The requirements applicable to the Fund’s qualification as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements and other financial contracts.  Under current tax law, certain hedging activities may cause a dividend that would otherwise be subject to the lower tax rate applicable to a “qualifying dividend” to instead be taxed as the rate of tax applicable to ordinary income.

Passive Foreign Investment Companies.  The Fund may invest in stocks of foreign corporations that are classified under the Code as PFICs.  In general, a foreign corporation is classified as a PFIC if at least 50% of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income.  Under the PFIC rules, an “excess distribution” received with respect to PFIC stock is treated as having been realized ratably over a period during which the Fund held the PFIC stock.  The Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund’s holding period in prior taxable years (an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC.  All excess distributions are taxable as ordinary income.

The Fund may be able to elect alternative tax treatment with respect to PFIC stock.  Under an election that may be available, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.  In addition, another election may be available that would involve marking to market the Fund’s PFIC stock at the end of each taxable year (and on certain other dates prescribed in the Code) with the result that unrealized gains are treated as though they were realized.  If this election were made, tax at the Fund level under the PFIC rules would be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges.  The Fund’s intention to qualify annually as a RIC may limit the Fund’s elections with respect to PFIC stock.

Although not required to do so, it is likely that the Fund will choose to make the mark-to-market election with respect to PFIC stock acquired and held.  If this election is made, the Fund may be required to make ordinary dividend distributions to its shareholders based on the Fund’s unrealized gains for which no cash has been generated through disposition or sale of the shares of PFIC stock.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject the Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

Foreign Shareholders.  Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership (“foreign shareholder”) depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.  If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends (including distributions of any net short-term capital gains) will generally be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the dividend.  Note that the reduced rates of tax applicable to certain dividends (discussed above) do not apply to dividends paid to foreign shareholders. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale of shares of the Fund, and distributions of net long-term capital gains that are designated as capital gain dividends.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations.

Under recently enacted legislation, the Fund will be required to withhold U.S. tax (at a 30% rate) on payments of dividends and redemption proceeds made to certain non-U.S. entities that fail to comply with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts.  The withholding requirements under this legislation will be phased in beginning on July 1 , 2014. Shareholders may be requested to provide additional information to the Fund to enable the Fund to determine whether withholding is required.

The tax consequences to a foreign shareholder entitled to claim the benefits of any applicable tax treaty may be different from those described herein.  Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes and the potential applicability of the U.S. estate tax.

Other Taxes.  The foregoing discussion is general in nature and is not intended to provide an exhaustive presentation of the tax consequences of investing in the Fund.  Distributions may also be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation.  Depending upon the nature and extent of the Fund’s contacts with a state or local jurisdiction, the Fund may be subject to the tax laws of such jurisdiction if it is regarded under applicable law as doing business in, or as having income derived from, the jurisdiction.  Shareholders are encouraged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

CODE OF ETHICS

Each of the Trust, the Adviser and the Distributor has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act.  The Code of Ethics obligates personnel subject to the Code of Ethics ("subject personnel") to act in the interests of the Fund and its shareholders with respect to any personal securities trading, and includes a standard of conduct requiring subject personnel to comply with applicable federal securities laws.  The Code of Ethics restricts subject personnel from participating in certain personal investment transactions in which such personnel have a beneficial interest, for purposes of avoiding any actual or potential conflict or abuse of their fiduciary position.  The Code of Ethics also contains, among other restrictions, procedures requiring pre-clearance and reporting of certain personal securities transactions and holdings, as well as restrictions and limitations on the type and timing of certain personal trades.

PROXY VOTING POLICIES AND PROCEDURES

It is the policy of the Trust that proxies received by the Fund are voted in the best interest of the Fund’s shareholders. The Board has adopted proxy voting policies and procedures for the Fund that delegate all responsibility for voting proxies received relating to the Fund’s securities to the Adviser. The Board will periodically review and approve the Adviser’s proxy voting policies and procedures and any amendments thereto.

Statement of the Adviser’s Policy

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures. The Adviser employs the services of Broadridge Financial Solutions, Inc. ("Broadridge"), an unaffiliated third party that provides proxy delivery and voting services, to assist in the electronic record keeping and management of the proxy process with respect to client securities.

Proxy Voting Procedures

Broadridge, through its ProxyEdge voting service ("ProxyEdge"), notifies the Adviser of annual meetings and ballots and provides the ability to manage, track, reconcile and report proxy voting through electronic delivery of ballots, online voting, integrated reporting and record keeping. The Investment Operations Director of the Adviser is responsible for monitoring and cross referencing holdings and account information pertaining to the proxy received from ProxyEdge while the Chief Compliance Officer of the Adviser oversees the process to assure that all proxies are being properly voted and appropriate records are being retained.

All proxies received by the Adviser are sent to the portfolio manager of the Fund. The portfolio manager then reviews the information and votes according to the guidelines set forth below.

Guidelines

In the absence of specific voting guidelines from the client, Broadmark will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock. In addition, the Adviser will generally vote against proposals that make it more difficult to replace members of the issuer’s board of directors, including proposals to stagger the board, cause management to be overrepresented on the board, introduce cumulative voting, introduce unequal voting rights, and create supermajority voting.

For other proposals, the Adviser shall determine whether a proposal is in the best interests of it clients and may take into account the following factors, among others: (i) whether the proposal was recommended by management and Broadmark’s opinion of management; (ii) whether the proposal acts to entrench existing management; and (iii) whether the proposal fairly compensates management for past and future performance.

Conflicts of Interest

The Chief Investment Officer and portfolio manager of the Adviser will identify any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of Broadmark or an affiliate of the Adviser or has some other relationship with the Adviser or a client of the Adviser.

If a material conflict exists, Broadmark will determine whether voting in accordance with the voting guidelines and factors above is in the best interests of the client. The Adviser will also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the investment management agreement reserves to the ERISA client the authority to vote proxies when Broadmark determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser will give the ERISA client the opportunity to vote the proxies themselves.

Proxy Voting Record of the Fund

The Trust is required to file with the SEC reports on Form N-PX containing the Fund’s complete proxy voting record for the most recent 12-month period ended June 30th no later than August 31st of each year.  Form N-PX for the Fund is available upon written request by contacting the Adviser or on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted a policy regarding disclosure of the Fund’s portfolio holdings.

Each fiscal year, the Fund will provide a complete list of its holdings on a quarterly basis as of the end of each quarter in the Fund’s annual and semi-annual reports to shareholders and will be filed with the SEC on Form N-CSR (with respect to the Fund’s second and fourth fiscal quarters), and in Form N-Q (with respect to the Fund’s first and third fiscal quarters).  Shareholders may view the Fund’s forms, when they become available, on the SEC’s website at www.sec.gov.  A list of the Fund’s month-end holdings will also be available on the Fund’s website (www.broadmarkfunds.com) on or about 30 days after such month's end.

The Fund may disclose portfolio holdings information that has not been included in an SEC filing only if (1) there is a legitimate business purpose for doing so, and (2) if the recipient is required by explicit agreement to maintain the confidentiality of the information.  In the normal course of its investment and administrative operations, the Fund discloses non-public portfolio holdings information to various service providers, including the Adviser, Ultimus , the Custodian, typesetter, legal counsel, rating and ranking organizations for use in connection with their rating or ranking of the Fund and the Fund’s independent registered public accounting firm.  Each of these entities has a duty to not trade on the holdings information disclosed to them.  In addition, from time to time and in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities, the Adviser may provide certain portfolio holdings information to broker-dealers.  In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including, when appropriate, by limiting the scope of the portfolio holdings data disclosed.

Non-public portfolio holdings information may be provided to other persons if approved by the Chief Compliance Officer of the Trust . The Chief Compliance Officer must determine that there is a legitimate business purpose for sharing the information, and that the disclosure is consistent with the interests of the Fund before the disclosure may be made. In addition, the recipient must be contractually required to maintain the confidentiality of, and to not misuse, the information.  To the extent that any entity receives non-public portfolio holdings information, the entity has a duty to not trade on that information.

The Chief Compliance Officer of the Trust is responsible for monitoring disclosure practices to determine whether portfolio holdings information is disclosed in a manner that is consistent with the Trust’s portfolio holdings disclosure policy .  Reports are made to the Board on at least an annual basis, and if material issues concerning disclosure of portfolio holdings information arise.

No person is authorized to disclose, by any means, the Fund’s portfolio holdings information or other investment positions except in accordance with the Trust’s portfolio holdings disclosure policy.   No compensation will be received by the Fund or the Adviser in connection with the disclosure of the Fund’s holdings.

The Trust’s policy is intended to facilitate the provision of information concerning the Fund to current and prospective shareholders, while protecting against the improper use of holdings information.  There can be no guarantee that this policy will protect the Fund from potential misuse of such information.

FINANCIAL STATEMENTS

The audited financial statements of the Fund for the fiscal year ended November 30, 2013, and the report of the Fund's independent registered public accounting firm, are incorporated herein by reference to the annual report to shareholders of the Fund dated November 30, 2013 (the "Annual Report").  The Annual Report was filed on Form N-CSR with the SEC on February 4, 2014.  To obtain a copy of the Annual Report, please visit the Fund’s website at www.broadmarkfunds.com, call (877) 742-8061 or write to the Fund at: Broadmark Tactical Plus Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio  45246-0707.

APPENDIX A

Ratings of Long-Term Corporate Debt Securities
and Long-Term U.S. Government Securities

	Moody’s	S&P	Fitch
Aaa/AAA/AAA	Highest Quality	Extremely Strong	Highest Quality
Aa/AA/AA	High Quality	Very Strong	Very High Quality
A	Upper-Medium Grade	Strong	High Quality
Baa/BBB/BBB	Medium Grade	Adequate	Good Quality
Ba/BB/BB	Speculative – Substantial Credit Risk	Less Vulnerable	Speculative
B	Speculative – High Credit Risk	More Vulnerable	Highly Speculative
Caa/CCC/CCC	Speculative – Very High Credit Risk	Currently Vulnerable	Substantial Credit Risk
Ca/CC/CC	Highly Speculative	Currently Highly Vulnerable	Very High Levels of Credit Risk
C	Lowest Rated – Typically in Default	Currently Highly Vulnerable, and Other Circumstances	Exceptionally High Levels of Credit Risk
C/D/*	Lowest Rated – Typically in Default	In Default	*Issues in default could be in the B to C categories, depending on their recovery prospects.

PART C: OTHER INFORMATION

ITEM 28.  EXHIBITS

(a)(1)
Certificate of Trust of Broadmark Funds (the “Registrant”) – Filed with the Securities and Exchange Commission on December 13, 2012 as exhibit 99.a(1) to Pre-Effective Amendment No. 1 to the Registration Statement of the Registrant on Form N-1A (File Nos. 333-185002 and 811-22769) (the “Registration Statement”) and incorporated herein by reference.

(a)(2)
Declaration of Trust of Broadmark Funds (the “Declaration of Trust”) –  Filed with the Securities and Exchange Commission  on November 16, 2012 as exhibit 99.a to the Registration Statement and incorporated herein by reference.

(a)(3)
Amended and Restated Schedule A to the Declaration of Trust – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.a(3) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(b)	By-Laws of the Registrant – Filed with the Securities and Exchange Commission on November 16, 2012 as exhibit 99.b to the Registration Statement and incorporated herein by reference.

(c)	Not applicable.

(d)(1)
Investment Management Agreement between Broadmark Asset Management LLC (“Broadmark”) and the Registrant (the “Investment Management Agreement”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.d(1) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(d)(2)
Amended and Restated Schedule A to the Investment Management Agreement – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.d(2) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(e)(1)
Distribution Agreement between the Registrant and Foreside Fund Services, LLC (the “Distribution Agreement”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.e(1) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(e)(2)
First Amendment to the Distribution Agreement – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.e(2) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(e)(3)
Form of Dealer Agreement of Foreside Fund Services, LLC – Filed with the Securities and Exchange Commission on December 13, 2012 as exhibit 99.e(2) to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(f)	Not applicable.

(g)(1)
Custody Agreement between the Registrant and U.S. Bank N.A. (the “Custody Agreement”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.g(1) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(g)(2)
First Amendment to the Custody Agreement – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.g(2) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(1)
Administration Agreement between the Registrant and Ultimus Fund Solutions, LLC (the “Administration Agreement”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(1) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(2)
First Amendment to the Administration Agreement – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(2) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(3)
Transfer Agent and Shareholder Services Agreement between the Registrant and Ultimus Fund Solutions, LLC (the “Transfer Agent and Shareholder Services Agreement”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(3) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(4)
First Amendment to the Transfer Agent and Shareholder Services Agreement – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(4) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(5)
Fund Accounting Agreement between the Registrant and Ultimus Fund Solutions, LLC (the “Fund Accounting Agreement”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(5) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(6)
First Amendment to the Fund Accounting Agreement – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(6) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(7)
Amended and Restated Operating Expense Limitation Agreement between Broadmark and the Registrant (the “Expense Limitation Agreement”) – Filed with the Securities and Exchange Commission on August 29, 2013 as exhibit 99.h(7) to Post-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference.

(h)(8)
Shareholder Services Plan of the Registrant (the “Shareholder Services Plan”) – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(9) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(h)(9)
Amended and Restated Exhibit A to the Shareholder Services Plan – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.h(10) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(i)	Legal Opinion and Consent of Counsel to the Trust - Filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – Filed herewith.

(k)	Not applicable.

(l)	Not applicable.

(m)(1)
Rule 12b-1 Plan of the Registrant (the “Rule 12b-1 Plan”) – Filed with the Securities and Exchange Commission on December 13, 2012 as exhibit 99.m to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(m)(2)
Amended and Restated Appendix A to the Rule 12b-1 Plan – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.m(2) to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(n)
Amended and Restated Rule 18f-3 Plan – Filed with the Securities and Exchange Commission on May 2, 2013 as exhibit 99.n to Post-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(o)	Not applicable.

(p)(1)
Code of Ethics of the Registrant – Filed with the Securities and Exchange Commission on December 13, 2012 as exhibit 99.p (1) to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

(p)(2)
Code of Ethics of Broadmark – Filed with the Securities and Exchange Commission on December 13, 2012 as exhibit 99.p (2) to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

Other Exhibits: Powers of Attorney for: Robert S. Basso, Patrick D.C. Dumas, and Rick L. Frimmer – Filed with the Securities and Exchange Commission on December 13, 2012 as “Other Exhibits” to Pre-Effective Amendment No. 1 to the Registration Statement and incorporated herein by reference.

ITEM 29.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with the Registrant.

ITEM 30.  INDEMNIFICATION

The Declaration of Trust provides that no Trustee shall be liable for any act or omission or any conduct in his or her capacity as Trustee, provided that nothing shall protect a Trustee against any liability to the Registrant or to shareholders to which the Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office as Trustee, and that the Trustees and officers shall be indemnified by the Trust to the fullest extent permitted by law; provided that, no Trustee or officer shall be protected against any liability to the Registrant or any shareholder to which such Trustee or officer would otherwise have been subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office as Trustee or officer, or not having acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. The indemnification provisions summarized above are subject to applicable state law and to the limitation under the Investment Company Act of 1940, as amended, (the “1940 Act”) that no board member or officer of a fund may be protected against liability for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his or her office.

ITEM 31.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The descriptions of Broadmark under the caption “Management of the Fund” in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

ITEM 32.  PRINCIPAL UNDERWRITERS

(a) Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.	AdvisorShares Trust
2.	American Beacon Funds
3.	American Beacon Select Funds
4.	Avenue Mutual Funds Trust
5.	BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios
6.	BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios
7.	Bridgeway Funds, Inc.
8.	Broadmark Funds
9.	Capital Innovations Global Agri, Timber, Infrastructure Fund, Series of Investment Managers Series Trust
10.	Center Coast MLP Focus Fund, Series of Investment Managers Series Trust
11.	Chilton Realty Income & Growth Fund, Series of Investment Managers Series Trust
12.	Direxion Shares ETF Trust
13.	Exchange Traded Concepts Trust II
14.	FlexShares Trust
15.	Forum Funds
16.	Forum Funds II
17.	FQF Trust
18.	FSI Low Beta Absolute Return Fund
19.	Gottex Multi-Alternatives Fund - I
20.	Gottex Multi-Alternatives Fund - II
21.	Gottex Multi-Asset Endowment Fund - I
22.	Gottex Multi-Asset Endowment Fund – II
23.	Gottex Trust
24.	Henderson Global Funds
25.	Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)
26.	Horizons ETF Trust
27.	Infinity Core Alternative Fund
28.	Ironwood Institutional Multi-Strategy Fund LLC
29.	Ironwood Multi-Strategy Fund LLC
30.	Manor Investment Funds
31.	Nomura Partners Funds, Inc.
32.	Outlook Funds Trust
33.	Performance Trust Mutual Funds, Series of Trust for Professional Managers
34.	Pine Grove Alternative Fund
35.	Pine Grove Alternative Institutional Fund
36.	Plan Investment Fund, Inc.
37.	PMC Funds, Series of Trust for Professional Managers
38.	Precidian ETFs Trust
39.	Quaker Investment Trust
40.	Renaissance Capital Greenwich Funds
41.	RevenueShares ETF Trust
42.	Salient MF Trust
43.	Scotia Institutional Funds (f/k/a DundeeWealth Funds)
44.	Sound Shore Fund, Inc.
45.	Steben Select Multi-Strategy Fund
46.	The Roxbury Funds
47.	Toroso Newfound Tactical Allocation Fund, Series of Investment Managers Series Trust
48.	Turner Funds
49.	Wintergreen Fund, Inc.

(b) The following are the Officers and Managers of the Distributor, the Registrant's underwriter. The Distributor's main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	President and Manager	None
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Lisa S. Clifford	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Managing Director of Compliance	None
Nishant Bhatnagar	Three Canal Plaza, Suite 100 Portland, ME 04101	Assistant Secretary	None

(c) Not applicable.

ITEM 33.  LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at the following offices:

(a) Registrant:

Broadmark Funds
300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904

(b) Broadmark:

Broadmark Asset Management LLC
300 Drake's Landing Road, Suite 150
Greenbrae, CA  94904

(c) Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

(d) Custodian:

U.S. Bank N.A.
425 Walnut Street
Cincinnati, OH 45202

(e) Administrator:

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

ITEM 34.  MANAGEMENT SERVICES

Not applicable.

ITEM 35.  UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Greenbrae, State of California, on the 28th day of March, 2014.

BROADMARK FUNDS

By:	/s/ Christopher J. Guptill
Name:	Christopher J. Guptill
Title:	President

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Name	Title	Date

/s/ Christopher J. Guptill	President (Principal Executive Officer)	March 28, 2014
Christopher J. Guptill	and Trustee

/s/ Theresa M. Bridge	Treasurer (Principal Financial Officer	March 28, 2014
Theresa M. Bridge	and Principal Accounting Officer)

/s/ Daniel J. Barnett	Trustee	March 28, 2014
Daniel J. Barnett

/s/ Robert S. Basso*	Trustee	March 28, 2014
Robert S. Basso

/s/ Patrick D.C. Dumas*	Trustee	March 28, 2014
Patrick D.C. Dumas

/s/ Rick L. Frimmer*	Trustee	March 28, 2014
Rick L. Frimmer

* By:	/s/ Theresa M. Bridge
Theresa M. Bridge
Attorney-in-Fact

SCHEDULE OF EXHIBITS

Broadmark Funds

Exhibit Number	Exhibit
Ex. 99(i)	Legal Opinion and Consent of Counsel to the Trust
Ex. 99(j)	Consent of Independent Registered Public Accounting Firm